      As filed with the Securities and Exchange Commission on February 27, 1997.
                                                 Registration Nos.  33-19421
                                                                    811-5439



                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                          ----------------------------------
                                       FORM N-4


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                           Post-Effective Amendment No. 15

                                        AND/OR

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 39


                          ----------------------------------


                                  VARIABLE ACCOUNT D
                                          OF
                          FORTIS BENEFITS INSURANCE COMPANY
                              (Exact Name of Registrant)

                          ---------------------------------

                          FORTIS BENEFITS INSURANCE COMPANY
                                 (Name of Depositor)
                                 500 Bielenberg Drive
                              Woodbury, Minnesota 55125
                 (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number, including Area Code:
                                     612-738-4000

                          ---------------------------------






                               RHONDA J. SCHWARTZ, ESQ.
                                 500 Bielenberg Drive
                              Woodbury, Minnesota 55125
                       (Name and Address of Agent for Service)

    It is proposed that this filing will be come effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b) of Rule 485.
-----


     on                pursuant to paragraph (b) of Rule 485.
-----    --------------


     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
-----




  X   on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485.
-----


     If appropriate, check the following box:

     This post-effective amendment designated a new effective date for a ----- previously filed post-effective amendment.

                        --------------------------------------

    Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number or amount of its securities under the Securities Act of 1933. The securities being registered are units of interest under variable annuity contracts. The registrant filed its Rule 24f-2 notice for the year ended December 31, 1996 on February 28, 1997.

                                VARIABLE ACCOUNT D OF
                          FORTIS BENEFITS INSURANCE COMPANY

                        Cross Reference Sheet Showing Location
                           of Information in Prospectus or
                         Statement of Additional Information
                        --------------------------------------

              Form N-4                           Prospectus Caption
              --------                           ------------------


1.  Cover Page                         Cover Page

2.  Definitions                        Special Terms Used in This Prospectus

3.  Synopsis of Highlights             Summary; Information concerning
                                       fees and charges

4.  Condensed Financial                Summary -- Financial information
    Information

5.  General Description of             Summary--Separate Account Invest-
    Registrant, Depositor and          ment Options; Fortis Benefits and
    Portfolio Companies                the Separate Account; Fixed Account

6.  Deductions                         Summary--Charges and Deductions; Charges
                                       and Deductions

7.  General Description of Variable    Accumulation Period; General
    Annuity Contracts                  Provisions

8.  Annuity Period                     The Annuity Period

9.  Death Benefit                      Summary--Death Benefit; Accumulation
                                       Period --
                                       - Benefit Payable on Death of
                                         Annuitant or Contract Owner

10. Purchases and Contract Value       Accumulation Period --
                                       - Issuance of a Contract and
                                         Purchase Payments
                                       - Contract Value

11. Redemptions                        Summary--Total and Partial
                                       Surrenders; Accumulation Period
                                       -- Total and Partial Surrenders

12. Taxes                              Summary--Tax Implications; Federal Tax
                                       Matters

                                            PROSPECTUS OR
          FORM N-4                     STATEMENT OF ADDITIONAL
          (cont'd.)                      INFORMATION CAPTION
          ---------                    -----------------------

13. Legal Proceedings                  None

14. Table of Contents of the           Contents of the Statement of
    Statement of Additional            Additional Information
    Information


15. Cover Page                         Cover Page

16. Table of Contents                  Table of Contents

17. General Information and            Fortis Benefits
    History

18. Services                           Services

19. Purchases of Securities Being      Reduction of Charges
    Offered

20. Underwriters                       Services

21. Calculation of Performance         Appendix A
    Data

22. Annuity Payments                   Calculation of Annuity Payments

23. Financial Statements               Financial Statements

FORTIS
OPPORTUNITY
VARIABLE
ANNUITY

Individual Flexible
Premium Deferred
Variable Annuity Contract

FORTIS BENEFITS INSURANCE COMPANY
MAILING ADDRESS:            STREET ADDRESS:            PHONE:
P.O. BOX 64272              500 BIELENBERG DRIVE       1-800-800-2638
ST. PAUL, MN 55164          WOODBURY, MN 55125         (EXTENSION 3057)

This Prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Fortis Benefits Insurance Company ("Fortis Benefits"). The minimum initial or subsequent purchase payment is generally $50.

The Contract allows you to accumulate funds on a tax-deferred basis. Contract Owners may elect a guaranteed interest accumulation option through Fortis Benefits' Fixed Account or a variable return accumulation option through Variable Account D (the "Separate Account") of Fortis Benefits Insurance Company, or a combination of these two options. Under the variable rate accumulation option, Contract Owners can choose among the separate Portfolios of Fortis Series Fund, Inc. ("Fortis Series"): Money Market Series, U.S. Government Securities Series, Diversified Income Series, Global Bond Series, High Yield Series, Asset Allocation Series, Global Asset Allocation Series, Value Series, Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Global Growth Series, Growth Stock Series, International Stock Series, and Aggressive Growth Series. The accompanying Prospectus for Fortis Series describes the investment objectives, policies and risks of each of the Portfolios.

The Contract provides several different types of retirement and death benefits to Contract Owners, Annuitants or their Beneficiaries, including fixed and variable annuity income options. Contract Owners may, under certain circumstances, make partial surrenders of the Contract Value or may totally surrender the Contract for its Cash Surrender Value.

You have the right to examine a Contract for ten days from the time you receive the Contract and return it for a refund of the Contract Value. However, if applicable state law so requires, the full amount of the purchase payments received by Fortis Benefits will be refunded.

This Prospectus gives prospective investors information about the Contract that they should know before investing. This Prospectus must be accompanied by a current Prospectus of Fortis Series Fund, Inc. Both Prospectuses should be read carefully and kept for future reference.


A Statement of Additional Information, dated May 1, 1997, about the Contracts has been filed with the Securities and Exchange Commission and is available without charge, from Fortis Benefits at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 22 of this Prospectus.


THESE CONTRACTS ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS DATED
MAY 1, 1997

FORTIS-REGISTERED TRADEMARK-

95530 (5/96)

TABLE OF CONTENTS


                                                                                                            PAGE
SPECIAL TERMS USED IN THIS PROSPECTUS...................................................................          3
INFORMATION CONCERNING FEES AND CHARGES.................................................................          4
SUMMARY.................................................................................................          7
FORTIS BENEFITS AND THE SEPARATE ACCOUNT................................................................         10
    - Fortis Benefits/Fortis Financial Group Member.....................................................         10
    - The Separate Account..............................................................................         10
    - Fortis Series Fund, Inc...........................................................................         10
ACCUMULATION PERIOD.....................................................................................         11
    - Issuance of a Contract and Purchase Payments......................................................         11
    - Contract Value....................................................................................         11
    - Allocation of Purchase Payments and Contract Value................................................         12
    - Total and Partial Surrenders......................................................................         12
    - Benefit Payable on Death of Annuitant or Contract Owner...........................................         13
    - Contract Loans (Section 401 and 403(b) Contracts Only)............................................         13
THE ANNUITY PERIOD......................................................................................         14
    - Annuity Commencement Date.........................................................................         14
    - Commencement of Annuity Payments..................................................................         14
    - Relationship Between Subaccount Investment Performance and Amount of Variable Annuity Payments....         14
    - Annuity Forms.....................................................................................         15
    - Death of Annuitant or Other Payee.................................................................         15
CHARGES AND DEDUCTIONS..................................................................................         15
    - Premium Taxes.....................................................................................         15
    - Annual Administrative Charge......................................................................         15
    - Charges Against the Separate Account..............................................................         16
    - Surrender Charge..................................................................................         16
    - Miscellaneous.....................................................................................         17
    - Reduction of Charges..............................................................................         17
FIXED ACCOUNT...........................................................................................         17
    - General Description...............................................................................         17
    - Fixed Account Value...............................................................................         17
    - Fixed Account Transfers, Total and Partial Surrenders.............................................         17
GENERAL PROVISIONS......................................................................................         18
    - The Contract......................................................................................         18
    - Postponement of Payments..........................................................................         18
    - Misstatement of Age or Sex and Other Errors.......................................................         18
    - Assignment and Ownership Rights...................................................................         18
    - Beneficiary.......................................................................................         18
    - Reports...........................................................................................         18
RIGHTS RESERVED BY FORTIS BENEFITS......................................................................         18
DISTRIBUTION............................................................................................         19
FEDERAL TAX MATTERS.....................................................................................         19
VOTING PRIVILEGES.......................................................................................         21
STATE REGULATION........................................................................................         21
LEGAL MATTERS...........................................................................................         21
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.........................................................         22
APPENDIX A--Sample Death Benefit Calculations...........................................................        A-1
APPENDIX B--Explanation of Expense Calculations.........................................................        B-1


THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FORTIS BENEFITS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FORTIS BENEFITS.

SPECIAL TERMS USED IN THIS PROSPECTUS

ACCUMULATION PERIOD      The time period under a Contract between the Contract Date and the Annuity Period.
ACCUMULATION UNIT        A unit of measure used to calculate the interest of the Contract Owner in the Separate
                         Account during the Accumulation Period.
ANNUITANT                A person during whose life annuity payments are to be made by Fortis Benefits under the Contract.
ANNUITY COMMENCEMENT     The date on which the Annuity Period commences.
  DATE
ANNUITY PERIOD           The time period following the Accumulation Period, during which annuity payments are made by Fortis Benefits.
ANNUITY UNIT             A unit of measurement used to calculate variable annuity payments.
BENEFICIARY              The person entitled to receive benefits under the terms of the Contract.
CASH SURRENDER VALUE     The amount payable to the Contract Owner on surrender of the Contract after deduction of all applicable charges.
CONTRACT OWNER           The person named in the application as the Contract Owner, or any successor Contract
                         Owner. Unless otherwise named, the Annuitant is the Contract Owner.
CONTRACT DATE            The date on which the Contract was issued. Contract years are measured from the
                         Contract Date.
CONTRACT VALUE           The sum of the Fixed Account Value and the Separate Account Value.
FIVE YEAR ANNIVERSARY    The fifth anniversary of a Contract Date, and each subsequent fifth anniversary of that date.
FIXED ACCOUNT            The name of the alternative under which purchase payments are allocated to Fortis
                         Benefits' General Account.
FIXED ACCOUNT VALUE      The amount of your Contract Value which is in the Fixed Account.
FIXED ANNUITY OPTION     An annuity option under which Fortis Benefits promises to pay the Annuitant or any other properly designated payee one or more fixed payments.
FORTIS GROUP FUNDS       All publicly-available mutual funds advised by Fortis Advisers, Inc. (other than
                         Fortis Money Portfolios, Inc.). Currently, these mutual funds are: Fortis Worldwide
                         Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis
                         Fiduciary Fund, Inc., Fortis Tax-Free Portfolios, Inc., Fortis Income Portfolios,
                         Inc., and Fortis Advantage Portfolios, Inc.
FORTIS SERIES            The Fortis Series Fund, Inc., a diversified, open-end management investment company in which the Separate Account invests.
GENERAL ACCOUNT          All assets of Fortis Benefits other than those in the Separate Account, or in any other legally segregated separate account established by Fortis Benefits.
HOME OFFICE              Our office at 500 Bielenberg Drive, Woodbury, Minnesota 55125; 1-800-800-2638 (Ext.
                         3057); Mailing address: P.O. Box 64272, St. Paul, Minnesota 55164.
NET PURCHASE PAYMENT     The gross amount of a purchase payment less any applicable premium taxes or similar governmental assessments.
NON-QUALIFIED CONTRACTS  Contracts that do not qualify for the special federal income tax treatment applicable in connection with certain retirement plans.
PORTFOLIO                Each separate investment portfolio of Fortis Series eligible for investment by the
                         Separate Account.
QUALIFIED CONTRACTS      Contracts that are qualified for the special federal income tax treatment applicable in connection with certain retirement plans.
SEPARATE ACCOUNT         The segregated asset account referred to as Variable Account D of Fortis Benefits
                         Insurance Company established to receive and invest purchase payments made under
                         Contracts.
SEPARATE ACCOUNT VALUE   The amount of your Contract Value in the Subaccounts of the Separate Account.
SUBACCOUNTS              The several Subaccounts of the Separate Account, each of which invests its assets in a different Portfolio.
VALUATION DATE           Each business day of Fortis Benefits except, with respect to any Subaccount, days on which the related Portfolio does not value its shares. Generally, the Portfolios value their shares on each day the New York Stock Exchange is open.
VALUATION PERIOD         The period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.
VARIABLE ANNUITY OPTION  An annuity option under which Fortis Benefits promises to pay the Annuitant or any other properly designated payee one or more payments which vary in amount in accordance with the net investment experience of the Subaccounts selected by the
                         Annuitant.
WRITTEN REQUEST          A written, signed and dated request, in form and substance satisfactory to Fortis
                         Benefits and received at our Home Office.

 INFORMATION CONCERNING FEES AND CHARGES

 CONTRACT OWNER TRANSACTION EXPENSES

Front End Sales Charge Imposed on Purchases...................................................         0%
Maximum Surrender Charge for Sales Expenses (as a percentage of purchase payments)............         5%(1)

 YEARS SINCE
   DATE OF         AMOUNT OF
   PAYMENT          CHARGE
--------------  ---------------
 Less than 5               5%
  5 or more                0%


       Other Surrender Fees..........................................................................         0%
       Exchange Fee..................................................................................         0%
       Charge for Each 403(b) Contract Loan..........................................................  $     100
 ANNUAL CONTRACT ADMINISTRATION CHARGE...............................................................  $      35   (2)

 SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
       Mortality and Expense Risk Charge.............................................................        1.25  %
       Separate Account Administrative Charge........................................................         .10  %
                                                                                                             ---
         Total Separate Account Annual Expenses......................................................        1.35  %

 OPTIONAL SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
       Enhanced Death Benefit Current Charge.........................................................         .15  %
There  is an  Enhanced Death Benefit  which can be  selected at  the time of  application. The current  charge is a mortality risk charge as set forth above and this change can be increased to a maximum of .30% of the average daily net assets of the Separate  Account. (See "Charges Against the  Separate Account--Enhanced Death Benefit  Charge.")
There  are two sets of examples below.  One set has been calculated with  the current Enhanced Death Benefit Charge and the other set has been calculated without it.


 --------------------------------
 (1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of "new purchase payments" as defined under the heading "surrender charge" or, payment of a death benefit.

 (2) This charge, which is otherwise applied at each Contract anniversary and total surrender of the Contract, will not be charged during the Accumulation Period if the Contract Value as of such anniversary or surrender is $25,000 or more. Currently, Fortis Benefits waives this charge during the Annuity Period. This charge is also subject to any applicable limitations under the law of any state.

 FORTIS SERIES ANNUAL EXPENSES (a)

                                            U.S.                                                     Global
                                Money    Government   Diversified   Global    High      Asset        Asset
                                Market   Securities     Income       Bond    Yield    Allocation   Allocation   Value
                                Series     Series       Series      Series   Series     Series       Series     Series
                                ------   ----------   -----------   ------   ------   ----------   ----------   ------
Investment Advisory and
 Management Fee...............
Other Expenses................
Total Fortis Series Operating
 Expenses.....................

                                Growth &   S&P 500   Blue Chip   Global   Growth                   Aggressive
                                 Income     Index      Stock     Growth   Stock    International     Growth
                                 Series    Series     Series     Series   Series   Stock Series      Series
                                --------   -------   ---------   ------   ------   -------------   ----------
Investment Advisory and
 Management Fee...............
Other Expenses................
Total Fortis Series Operating
 Expenses.....................


 --------------------------------

 (a) As a percentage of Series average net assets based on 1996 historical data.

 EXAMPLES*


 CALCULATED WITHOUT CURRENT ENHANCED DEATH BENEFIT CHARGE (See Charges Against the Separate Account--Deduction for Enhanced Death Benefit Charge)


 If you SURRENDER your Contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                              -----------  -----------  -----------  -----------
Money Market Series.........................................
U.S. Government Securities Series...........................
Diversified Income Series...................................
Global Bond Series..........................................
High Yield Series...........................................
Asset Allocation Series.....................................
Global Asset Allocation Series..............................
Growth & Income Series......................................
Growth Stock Series.........................................
Global Growth Series........................................
Aggressive Growth Series....................................
International Stock Series..................................
S&P 500 Index Series........................................
Blue Chip Stock Series......................................
Value Series................................................


 If you COMMENCE AN ANNUITY payment option, or do NOT surrender your Contract or commence an annuity payment option, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                              -----------  -----------  -----------  -----------
Money Market Series.........................................
U.S. Government Securities Series...........................
Diversified Income Series...................................
Global Bond Series..........................................
High Yield Series...........................................
Asset Allocation Series.....................................
Global Asset Allocation Series..............................
Growth & Income Series......................................
Growth Stock Series.........................................
Global Growth Series........................................
Aggressive Growth Series....................................
International Stock Series..................................
S&P 500 Index Series........................................
Blue Chip Stock Series......................................
Value Series................................................

 CALCULATED WITH CURRENT ENHANCED DEATH BENEFIT CHARGE (See Charges Against the Separate Account--Deduction for Enhanced Death Benefit Charge)



 If you SURRENDER your Contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:



IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                              -----------  -----------  -----------  -----------
Money Market Series.........................................
U.S. Government Securities Series...........................
Diversified Income Series...................................
Global Bond Series..........................................
High Yield Series...........................................
Asset Allocation Series.....................................
Global Asset Allocation Series..............................
Growth & Income Series......................................
Growth Stock Series.........................................
Global Growth Series........................................
Aggressive Growth Series....................................
International Stock Series..................................
S&P 500 Index Series........................................
Blue Chip Stock Series......................................
Value Series................................................



 If you COMMENCE AN ANNUITY payment option, or do NOT surrender your Contract or commence an annuity payment option, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:



IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                              -----------  -----------  -----------  -----------
Money Market Series.........................................
U.S. Government Securities Series...........................
Diversified Income Series...................................
Global Bond Series..........................................
High Yield Series...........................................
Asset Allocation Series.....................................
Global Asset Allocation Series..............................
Growth & Income Series......................................
Growth Stock Series.........................................
Global Growth Series........................................
Aggressive Growth Series....................................
International Stock Series..................................
S&P 500 Index Series........................................
Blue Chip Stock Series......................................
Value Series................................................


 --------------------------


     * For purposes of these examples, the effect of the annual Contract administration charge has been computed based on the average total Contract Value of all outstanding Contracts during the year ended December 31, 1996 and the total actual amount of annual Contract administration charges collected during the year.


                        --------------------------------

 THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 The foregoing tables and examples, prescribed by the SEC, are included to assist Contract Owners in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts and Fortis Series. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

 See Appendix B for an explanation of the calculation set forth above.

SUMMARY

The following summary should be read in conjunction with the detailed information in this Prospectus. This Prospectus generally describes only the portion of the Contract involving the Separate Account. For a brief description of Fortis Benefits' Fixed Account, please refer to the heading "Fixed Account" in this Prospectus. Variations from the information appearing in this Prospectus due to requirements particular to your state are described in supplements which are attached to this Prospectus, or in endorsements to the Contract, as appropriate.

The Contract is designed to provide individuals with retirement benefits through the accumulation of Net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

"We," "our," and "us" mean Fortis Benefits Insurance Company. "You" and "your" mean a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract.

PURCHASE PAYMENTS
For individual Contracts, each initial or subsequent purchase payment must be at least $50. For contracts issued in connection with a benefit plan covering employees, the initial and subsequent purchase payments under each Contract must at all times average at least $50 and in no case be less than $25. No additional purchase payments are required, if the Contract Value is at least $500 by the end of the first Contract year and at least $1,000 by the end of second Contract year and at all times thereafter. See "Issuance of a Contract and Purchase Payments."

On the Contract Date, the initial purchase payment is allocated, as specified by the Contract Owner in the Contract application, among one or more of the Subaccounts of the Separate Account, or to the Fixed Account, or to both. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the Contract Owner may subsequently request.

SEPARATE ACCOUNT INVESTMENT OPTIONS
Each of the Subaccounts of the Separate Account invests in shares of a corresponding Portfolio of Fortis Series. The investment objective of each of the Subaccounts of the Separate Account and that of the corresponding Portfolio of Fortis Series is the same.

Contract Value in each of the Subaccounts of the Separate Account will vary to reflect the investment experience of each of the corresponding Series, as well as deductions for certain charges.

Each Portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc. or a subadviser of Fortis Advisers, Inc. For providing investment management services to the Portfolios, Fortis Advisers, Inc. receives fees from Fortis Series based on the average daily net assets of each Portfolio. The Portfolios also bear most of their other expenses. A full description of the Portfolios and their investment objectives, policies and risks can be found in the current Prospectus for Fortis Series, which accompanies this Prospectus, and Fortis Series' Statement of Additional Information, which is available upon request.

TRANSFERS
During the Accumulation Period, you can transfer all or part of your Contract Value from one Subaccount to another or into the Fixed Account. Additionally, during the accumulation period we may, in our discretion, permit a continuing request for transfers of specified amounts automatically on a periodic basis. There is currently no charge for any of these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a Subaccount during the Accumulation Period. During the Annuity Period the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Values--Transfers."

TOTAL OR PARTIAL SURRENDERS
All or part of the Contract Value of a Contract may be surrendered by the Contract Owner before the earlier of the Annuitant's death or the Annuity Commencement Date. Amounts surrendered may be subject to a surrender charge and total surrenders may not be made without application of the annual administrative charge if the Contract Value is less than $25,000. See "Total and Partial Surrenders," "Surrender Charge" and "Annual Administrative Charge." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

LOANS UNDER CERTAIN QUALIFIED CONTRACTS
If a Contract is qualified under Section 403(b) of the Internal Revenue Code, Contract Owners may take out loans from Fortis Benefits during the Accumulation Period. There are limits on the amount of such loans, and the loan will be secured by the Contract. Principal and interest on a loan must in most cases be paid over a five year period, and failure to make these payments may have adverse tax consequences. For a more detailed discussion of these and other terms and conditions of Contract loans, see "Accumulation Period--Contract Loans (Section 403(b) Qualified Contracts Only)."

CHARGES AND DEDUCTIONS

Fortis Benefits deducts daily charges at a rate of 1.25% per annum of the value of the average net assets in the Separate Account for the mortality and expense risks it assumes and .10% per annum of the value of the average net assets in the Separate Account to cover certain administrative expenses. If the Contract Owner elects the Enhanced Death Benefit, Fortis Benefits additionally will deduct daily a charge at a nominal current rate of .15% per annum of the value of the average net assets in the Separate Account for the mortality risk associated with that benefit. See "Mortality and Expense Risk Charge", "Administrative Expense Charge" and "Enhanced Death Benefit Charge" under the heading "Charges Against the Separate Account."


In order to permit investment of the entire Net Purchase Payment, Fortis Benefits does not deduct sales charges at the time of investment. However, a surrender charge is imposed on certain total or partial surrenders of the Contract to help defray expenses relating to the sale of the Contract, including commissions to registered representatives and other promotional expenses.
Certain amounts may be surrendered without the imposition of any surrender charge. The amount of such charge-free surrender depends on how recently the purchase payments to which the surrender relates were made. The aggregate surrender charges will never exceed 5% of the purchase payments made to date.

There is also an annual administrative charge each year for Contract administration and maintenance. This charge is $35 per year (subject to any applicable state law limitations) and is deducted on each anniversary of the Contract Date and upon total surrender of the Contract. Currently, this charge is not deducted during the Annuity Period. This charge will be waived during the Accumulation Period if the Contract Value at the end of the Contract year (or upon total surrender) is $25,000 or more.

Certain states and other jurisdictions impose premium taxes or similar assessments upon Fortis Benefits, either at the time purchase payments are made or when Contract Value is applied to an annuity option. Where such taxes or assessments are imposed by your state or other jurisdiction upon receipt of purchase payments, we will deduct a charge for these amounts from the Contract Value upon surrender, death of the Annuitant or Contract Owner, or annuitization of the Contract. In jurisdictions where such taxes or assessments are imposed at the time of annuitization, we will deduct a charge for such amounts at that time.

ANNUITY PAYMENTS
The Contract provides several types of annuity benefits to Annuitants or their Beneficiaries, including Fixed and Variable Annuity Options. The Contract Owner has considerable flexibility in choosing the Annuity Commencement Date. However, the tax implications of an Annuity Commencement Date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Forms" and "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT
In the event that the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, a death benefit is payable to the Beneficiary of the Contract. See "Benefit Payable on Death of Annuitant or Contract Owner."

RIGHT TO EXAMINE THE CONTRACT
The Contract Owner has a right to examine the Contract. The Contract Owner can cancel the Contract by delivering or mailing it, together with a Written Request, to Fortis Benefits' Home Office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the Contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by Fortis Benefits on the date postmarked. Fortis Benefits will pay you the then current Contract Value. However, if applicable state law so requires the full amount of the purchase payments received by Fortis Benefits will be refunded.

LIMITATIONS IMPOSED BY RETIREMENT PLANS
Certain rights a Contract Owner would otherwise have under a Contract may be limited by the terms of any employee benefit plan in connection with which the Contract is issued. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Contract is issued.

TAX IMPLICATIONS
The tax implications for Contract Owners, Annuitants and Beneficiaries, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a Contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS
Any question about procedures or the Contract should be directed to your sales representative, or Fortis Benefits' Home Office: P.O. Box 64272, St. Paul, Minnesota 55164; 1-800-800-2638 (Ext. 3057). For certain current information relating to Contract Values such as Subaccount unit values, interest rates in the Fixed Account, and your Contract Value, call 1-800-800-2638 (ext. 5448). Purchase payments and Written Requests should be mailed or delivered to the same Home Office address. All communications should include the Contract number, the Contract Owner's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-800-2638 (Ext. 3057).

Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at Fortis Benefits' Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

--------------------------------------------------------------------------------

FINANCIAL AND PERFORMANCE INFORMATION

The information presented below reflects the Accumulation Unit information for subaccounts of the Separate Account through December 31, 1996. Accumulation units have been rounded to the nearest whole unit.


                                           U.S.                                                  GLOBAL
                                MONEY      GOV'T    DIVERSIFIED  GLOBAL     HIGH       ASSET      ASSET     GROWTH     GLOBAL
                               MARKET    SECURITIES  INCOME      BOND       YIELD    ALLOCATION ALLOCATION & INCOME    GROWTH
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
December 31, 1996
  Accumulation Units in
   Force....................     --         --         --         --         --         --         --         --         --
  Accumulation Unit
   Values...................     --         --         --         --         --         --         --         --         --
January 1, 1996*
  Accumulation Unit
   Values...................     --         --         --         --         --         --         --         --         --
December 31, 1995
  Accumulation Units in
   Force....................  26,915,976 10,989,914 59,213,865   574,142  2,321,419  148,700,081 1,117,596 4,204,163  10,769,830
  Accumulation Unit
   Values...................     $1.367    $15.805     $1.753    $11.743    $10.941     $2.134    $11.590    $12.904    $15.754
January 1, 1995*
  Accumulation Unit
   Values...................     --         --         --        $10.000     --         --        $10.000     --         --
December 31, 1994
  Accumulation Units in
   Force....................  30,697,764 12,271,738 62,744,615    --      1,216,957  137,642,102    --     1,489,517  10,055,959
  Accumulation Unit Value...     $1.311    $13.483     $1.515     --         $9.834     $1.773     --        $10.083    $12.236
May 1, 1994*
  Accumulation Unit Value...                                                  10.00                            10.00
December 31, 1993
  Accumulation Units in
   Force....................  21,315,022 15,601,818 56,005,709    --         --      106,834,367    --        --      5,108,957
  Accumulation Unit Value...     $1.278    $14.609     $1.621     --         --         $1.797     --         --        $12.784
December 31, 1992
  Accumulation Units in
   Force....................  20,674,556 9,505,984  19,353,521    --         --      49,688,937    --         --        698,720
  Accumulation Unit Value...     $1.261    $13.529     $1.457     --         --         $1.665     --         --        $10.989
May 1, 1992*
  Accumulation Unit Value...     --         --         --         --         --         --         --         --          10.00
December 31, 1991
  Accumulation Units in
   Force....................  7,235,168  3,595,759  6,056,976     --         --      17,772,323    --         --         --
  Accumulation Unit Value...     $1.237    $12.922     $1.379     --         --         $1.578     --         --         --
December 31, 1990
  Accumulation Units in
   Force....................  5,632,146    747,992  2,352,517     --         --      8,249,373     --         --         --
  Accumulation Unit Value...     $1.184    $11.450     $1.220     --         --         $1.253     --         --         --
December 31, 1989
  Accumulation Units in
   Force....................    754,306     70,701  1,306,717     --         --      2,760,936     --         --         --
  Accumulation Unit Value...     $1.112    $10.756     $1.140     --         --         $1.245     --         --         --
May 1, 1989*
  Accumulation Unit Value...     --        $10.000     --         --         --         --         --         --         --
December 31, 1988
  Accumulation Units in
   Force....................     92,261     --        493,007     --         --        703,763     --         --         --
  Accumulation Unit Value...     $1.030     --         $1.025     --         --         $1.020     --         --         --
May 2, 1988*
  Accumulation Unit Value...     $1.000     --         $1.000     --         --        $10.000     --         --         --


                              INTERNATIONAL  GROWTH   AGGRESSIVE               S&P       BLUE
                                 STOCK       STOCK     GROWTH      VALUE       500       CHIPS
                              -----------  ---------  ---------  ---------  ---------  ---------
December 31, 1996
  Accumulation Units in
   Force....................      --          --         --         --         --         --
  Accumulation Unit
   Values...................      --          --         --         --         --         --
January 1, 1996*
  Accumulation Unit
   Values...................      --          --         --        $10.000    $10.000    $10.000
December 31, 1995
  Accumulation Units in
   Force....................    1,157,063  160,247,280 3,033,587    --         --         --
  Accumulation Unit
   Values...................      $11.271     $2.587    $12.461     --         --         --
January 1, 1995*
  Accumulation Unit
   Values...................      $10.000     --         --         --         --         --
December 31, 1994
  Accumulation Units in
   Force....................      --       148,657,108 1,155,647    --         --         --
  Accumulation Unit Value...      --          $2.054     $9.723     --         --         --
May 1, 1994*
  Accumulation Unit Value...                              10.00     --         --         --
December 31, 1993
  Accumulation Units in
   Force....................      --       118,720,649    --        --         --         --
  Accumulation Unit Value...      --          $2.142     --         --         --         --
December 31, 1992
  Accumulation Units in
   Force....................      --       79,582,321    --         --         --         --
  Accumulation Unit Value...      --          $1.996     --         --         --         --
May 1, 1992*
  Accumulation Unit Value...      --          --         --         --         --         --
December 31, 1991
  Accumulation Units in
   Force....................      --       42,946,178    --         --         --         --
  Accumulation Unit Value...      --          $1.966     --         --         --         --
December 31, 1990
  Accumulation Units in
   Force....................      --       14,690,313    --         --         --         --
  Accumulation Unit Value...      --          $1.298     --         --         --         --
December 31, 1989
  Accumulation Units in
   Force....................      --       3,507,971     --         --         --         --
  Accumulation Unit Value...      --          $1.358     --         --         --         --
May 1, 1989*
  Accumulation Unit Value...      --          --         --         --         --         --
December 31, 1988
  Accumulation Units in
   Force....................      --         684,667     --         --         --         --
  Accumulation Unit Value...      --          $1.008     --         --         --         --
May 2, 1988*
  Accumulation Unit Value...      --          $1.000     --         --         --         --


------------------------------
*Accumulation Unit Value at Date of initial registration effectiveness.

Audited financial statements of the Separate Account and Fortis Benefits are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the Subaccounts of the Separate Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the Subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total return" is the total change in value of an investment in the Subaccount over period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

FORTIS BENEFITS AND THE SEPARATE
ACCOUNT

FORTIS BENEFITS/FORTIS FINANCIAL GROUP MEMBER

Fortis Benefits Insurance Company, the issuer of the Policies, was founded in 1910. At the end of 1996, Fortis Benefits had approximately $ billion of total life insurance in force. Fortis Benefits is a Minnesota corporation and is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is an indirectly wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis AMEV and 50% by Fortis AG. Fortis, Inc. manages the United States operations for these two companies.


Fortis Benefits is a member of the Fortis Financial Group, a joint effort by Fortis Benefits, Fortis Advisers, Inc., Fortis Investors, Inc. and Time Insurance Company, offering financial products through the management, marketing and servicing of mutual funds, annuities, life insurance and disability income products.


Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, and financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies had approximately $160 billion in assets as of year-end 1996.


All of the guarantees and commitments under the Contracts are general obligations of Fortis Benefits, regardless of whether the Contract Value has been allocated to the Separate Account or to the Fixed Account. None of Fortis Benefits' affiliated companies has any legal obligation to back Fortis Benefits' obligations under the Contracts.

THE SEPARATE ACCOUNT
The Separate Account, which is a segregated investment account of Fortis Benefits, was established as Variable Account D by Fortis Benefits pursuant to the insurance laws of Minnesota as of October 14, 1987. The assets allocated to the Separate Account are the exclusive property of Fortis Benefits. Although the Separate Account is an integral part of Fortis Benefits, the Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration does not involve supervision of the management or investment practices or policies of the Separate Account or of Fortis Benefits by the Securities and Exchange Commission.

All income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Fortis Benefits. Assets in the Separate Account representing reserves and liabilities will not be chargeable with liabilities arising out of any other business of Fortis Benefits. Fortis Benefits may accumulate in the Separate Account proceeds from charges under variable annuity contracts and other amounts in excess of the Separate Account assets representing reserves and liabilities. Fortis Benefits may from time to time transfer to its General Account any of such excess amounts.

There are Subaccounts in the Separate Account. The assets in each Subaccount are invested exclusively in a distinct class (or series) of stock issued by Fortis Series, each of which represents a separate investment Portfolio within Fortis Series. Income and both realized and unrealized gains or losses from the assets of each Subaccount of the Separate Account are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount of the Separate Account or arising out of any other business we may conduct. Under certain remote circumstances, the assets of one Subaccount may not be insulated from liability associated with another Subaccount. New Subaccounts may be added as new Portfolios are added to Fortis Series and made available to Contract Owners. Correspondingly, if any Portfolios are eliminated from Fortis Series, Subaccounts may be eliminated from the Separate Account.

FORTIS SERIES FUND, INC.
Fortis Series is a "series" type of mutual fund which is registered with the Securities and Exchange Commission as a diversified open-end management investment company under the Investment Company Act of 1940. Fortis Series has served as the investment medium for the Separate Account since the Separate Account commenced operations. Fortis Series is also the investment medium for Variable Account C of Fortis Benefits, through which variable life insurance policies are issued. Although we do not foresee any conflict between the interests of Contract Owners and life insurance policy owners, Fortis Series'
Board of Directors will monitor to identify any material irreconcilable conflicts that may develop and to determine what action, if any, should be taken in response. If it becomes necessary for any separate account to replace shares of any Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

Fortis Benefits purchases and redeems Fortis Series' shares for the Separate Account at their net asset value without the imposition of any sales or redemption charges. Such shares represent interests in the Portfolios of Fortis Series available for investment by the Separate Account. Each Portfolio corresponds to one of the Subaccounts of the Separate Account. The assets of each Portfolio are separate from the others and each Series operates as a separate investment portfolio whose performance has no effect on the investment performance of any other Portfolio.

Any dividend or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Portfolio from which they are received at that Portfolio's net asset value on the date paid. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Portfolio and increasing, by an equivalent value, the number of shares outstanding of that Portfolio. However, the value of the interests of Contract Owners, Annuitants and Beneficiaries in the corresponding Subaccount will not change as a result of any such dividends and distributions.

The Portfolios of Fortis Series available for investment by the Separate Account are Money Market Series, U.S. Government Securities Series, Diversified Income Series, Global Bond Series, High Yield Series, Asset Allocation Series, Global Asset Allocation Series, Value Series,

Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Growth Stock Series, Global Growth Series, International Stock Series and Aggressive Growth Series. A full description of the Portfolios, their investment policies and restrictions, their charges, the risks attendant to investing in them, and other aspects of their operations is contained in the Prospectus for Fortis Series accompanying this Prospectus and in the Statement of Additional Information for Fortis Series referred to therein. Additional copies of these documents may be obtained from your sales representative or from our Home Office. The complete Risk Disclosure in the Prospectus for Diversified Income Series and Asset Allocation Series should be read before selection of them for Contract Investment.

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS
Fortis Benefits reserves the right to reject any application for a Contract or any purchase payment for any reason. If the issuing instructions can be accepted in the form received, the initial purchase payment will be credited within two Valuation Dates after the later of receipt of the issuing instructions or receipt of the initial purchase payment at Fortis Benefits' Home Office. If the initial purchase payment cannot be credited within five Valuation Dates after receipt because the issuing instructions are incomplete, the initial purchase payment will be returned unless the applicant consents to our retaining the initial purchase payment and crediting it as of the end of the Valuation Period in which the necessary requirements are fulfilled. The initial purchase payment must be at least $50.

The date that the initial purchase payment is applied to the purchase of the Contract is the Contract Date. The Contract Date is the date used to determine Contract years, regardless of when the Contract is delivered. The crediting of investment experience in the Separate Account, or a fixed rate of return in the Fixed Account, begins as of the Contract Date, even if that date is delayed due to underwriting or administrative requirements.

We will accept additional purchase payments at any time after the Contract Date and prior to the Annuity Commencement Date, as long as the Annuitant is living. Purchase payments (together with any required information identifying the proper Contracts and accounts to be credited with purchase payments) must be transmitted to our Home Office. Additional purchase payments are credited to the Contract and added to the Contract Value as of the end of the Valuation Period in which they are received.

Each additional purchase payment must be at least $50; except that, under Contracts issued in connection with a benefit plan covering employees, it is sufficient that all purchase payments under each Contract at all times average $50. In no case, however, will a purchase payment be accepted if it is less than $25, and we reserve the right to raise this minimum to not more than $100. The total of all purchase payments for all Contracts having the same owner, participant or annuitant may not exceed $1 million (not more than $500,000 allocated to the Fixed Account) without Fortis Benefits' prior approval, and we reserve the right to modify this limitation at any time.

Purchase payments in excess of the initial minimum may be made by monthly draft against the bank account of any Contract Owner that has completed and returned to us a special "Thrift-O-Matic" authorization form that may be obtained from your sales representative or from our Home Office. Arrangements can also be made for purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to Fortis Benefits Insurance Company.

We may cancel a Contract if its Contract Value falls below $1,000. (Under our current administrative procedures, however, we will not cancel a Contract during the first two Contract years, if the Contract Value is at least $500 by the end of the first Contract year.) We will provide the Contract Owner with 90 days' written notice so that additional purchase payments may be made in order to raise the Contract Value above the applicable minimum. Otherwise, we may cancel the Contract as of the end of the Valuation Period which includes the next anniversary of the Contract Date. We will consider this a surrender of the Contract and impose the same charges we would impose upon a surrender. See "Total and Partial Surrenders." So long as the Contract Value remains above $1,000, no additional purchase payments under a Contract are ever required.

CONTRACT VALUE
Contract Value is the total of any Separate Account Value in all the Subaccounts of the Separate Account pursuant to a Contract, plus any Fixed Account Value under the Contract. For a discussion of how Fixed Account Value is calculated, see "The Fixed Account."

There is no guaranteed minimum Separate Account Value. The Separate Account Value will reflect the investment experience of the chosen Subaccounts of the Separate Account, all purchase payments made, any partial surrenders, and all charges assessed in connection with the Contract. Therefore, the Separate Account Value changes from Valuation Period to Valuation Period. To the extent Contract Value is allocated to the Separate Account, the Contract Owner bears the entire investment risk.

DETERMINATION OF SEPARATE ACCOUNT VALUE. A Contract's Separate Account Value is based on Accumulation Unit values, which are determined on each Valuation Date. The value of an Accumulation Unit for a Subaccount on any Valuation Date is equal to the previous value of that Subaccount's Accumulation Unit multiplied by that Subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. Net purchase payments applied to a given Subaccount will be used to purchase Accumulation Units at the unit value of that Subaccount next determined after receipt of a purchase payment. See "Allocation of Purchase Payments and Contract Value--Allocation of Purchase Payments."

At the end of any Valuation Period, a Contract's Separate Account Value in a Subaccount is equal to:

    - The number of Accumulation Units in the Subaccount; times

    - The value of one Accumulation Unit for that Subaccount.

The number of Accumulation Units in each Subaccount is equal to:

    - The initial Accumulation Units purchased on the Contract Date; plus

    - Accumulation Units purchased at the time that additional Net Purchase Payments are allocated to the Subaccount; plus

    - Accumulation Units purchased through transfers from another Subaccount or from the Fixed Account; less

    - Accumulation Units redeemed to pay for the portion of any partial surrenders allocated to the Subaccount; less

    - Accumulation  Units  redeemed  as  part  of  a  transfer  to   another
      Subaccount or to the Fixed Account; less

    - Accumulation Units redeemed to pay charges under the Contract.

NET INVESTMENT FACTOR. A Subaccount's net investment factor for a Valuation Period is an index number that reflects certain charges to a Contract and the investment performance of the Subaccount during the Valuation Period. If the net investment factor is greater than one, the Subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the Subaccount's Accumulation

Unit value has decreased. The net investment factor for a Subaccount is determined by dividing (1) the net asset value per share of the Portfolio shares held by the Subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operations of the Subaccount or any other taxes which are attributable to the Contract, by (2) the net asset value per share of the Portfolio shares held in the Subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

ALLOCATION OF PURCHASE PAYMENTS. In the application for a Contract, the Contract Owner can allocate Net Purchase Payments, or portions thereof, to the available Subaccounts of the Separate Account or to the Fixed Account, or both. Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future Net Purchase Payments may be changed, without charge, at any time by sending a Written Request to Fortis Benefits' Home Office. Changes in the allocation of future Net Purchase Payments will be effective on the date we receive the Contract Owner's Written Request.

TRANSFERS. Transfers of Contract Value from one available Subaccount to another or into the Fixed Account can be made by the Contract Owner by Written Request to Fortis Benefits' Home Office, or by telephone transfer as described below. There is currently no charge for any transfer. All or part of the Contract Value in one or more Subaccounts of the Separate Account may be transferred at one time. We may in our discretion permit a continuing request for transfers automatically and on a periodic basis. However, we reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges (not to exceed $25 per transfer) upon transfers out of a Subaccount during the Accumulation Period. The only current restriction on the frequency of transfers is a prohibition of making transfers INTO the Fixed Account within six months of a transfer out of the Fixed Account. Transfers of Contract Value FROM the Fixed Account are restricted in both amount and timing. See "Fixed Account--Fixed Account Transfers, Total and Partial Surrenders." We will count all transfers between and among the Subaccounts of the Separate Account and the Fixed Account as one transfer, if all the transfer requests are made at the same time as part of one request. We will execute the transfers and determine all values in connection with transfers as of the end of the Valuation Period in which we receive the transfer request.

If you complete and return the telephone transfer section of the application, transfers may be made pursuant to telephone instructions. We will honor telephone transfer instructions from any person who provides the correct identifying information. Fortis Benefits will not be responsible for, and you will bear the risk of loss from, oral instructions, including fraudulent instructions which are reasonably believed to be genuine. We will employ reasonable procedures to confirm that telephone instructions are geniune, but if such procedures are not deemed reasonable, we may be liable for any losses due to unauthorized or fraudulent instructions. Our procedures are to verify address and social security number, tape record the telephone call, and provide written confirmation of the transaction.

We may modify or terminate our telephone transfer procedures at any time. The number for telephone transfers is 1-800-800-2638 (Ext. 3057).

Certain restrictions on very substantial investments in any one Subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS

TOTAL SURRENDERS. The Contract Owner may surrender all of the Cash Surrender Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by a Written Request sent to Fortis Benefits' Home Office. We reserve the right to require that the Contract be returned to us prior to making payment, although this will not affect our determination of the amount of the Cash Surrender Value. Cash Surrender Value is the Contract Value at the end of the Valuation Period during which the Written Request for the total surrender is received by Fortis Benefits at its Home Office, less any applicable surrender charge and less any applicable administrative charge. For a discussion of these charges and the circumstances under which they apply, see "Annual Administrative Charge" and "Surrender Charge."

The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to any total surrender. Surrenders from the Separate Account will generally be paid within seven days of the date of receipt by Fortis Benefits' Home Office of the Written Request. Postponement of payments may occur, however, in certain circumstances. See "Postponement of Payment."

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, and because certain surrenders are subject to a surrender charge, the amount paid upon total surrender of the Cash Surrender Value (taking into account any prior partial surrenders) may be more or less than the total Net Purchase Payments made. After a surrender of the Cash Surrender Value or at any time the Contract Value is zero all rights of the Contract Owner, Annuitant, and any Beneficiary, will terminate.

PARTIAL SURRENDERS. At any time prior to the Annuity Commencement Date and during the lifetime of the Annuitant, you may surrender a portion of the Fixed Account Value and/or the Separate Account Value by sending to Fortis Benefits' Home Office a Written Request. The minimum partial surrender amount is $500, including any surrender charge. If the total Contract Value in both the Separate Account and Fixed Account would be less than $1,000 after the partial surrender, Fortis Benefits will surrender the entire Cash Surrender Value under the Contract. (Under our current administrative procedures, however, we will honor a surrender request during the first two Contract years without regard to the remaining Contract Value.)

In order for a request to be processed, the Contract Owner MUST specify from which Subaccounts of the Separate Account or the Fixed Account a partial surrender should be made and charges deducted.

We will surrender Accumulation Units from the Separate Account and/ or dollar amounts from the Fixed Account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request plus any applicable surrender charge. The partial surrender will be effective at the end of the Valuation Period in which Fortis Benefits receives the Written Request for partial surrender at its Home Office. Payments will generally be made within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity Contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events:
attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.) This restriction does not apply to amounts transferred to another investment alternative permitted under a Section 403(b) retirement arrangement or to amounts attributable to premium payments received prior to January 1, 1989.

BENEFIT PAYABLE ON DEATH OF ANNUITANT OR CONTRACT OWNER
If the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, a death benefit will be paid to the Beneficiary. If more than one Annuitant has been named, the death benefit payable upon the death of an Annuitant will only be paid upon the death of the last survivor of the persons so named. The death benefit will equal the greater of:

(1) the sum of all Net Purchase Payments made, less all prior surrenders (other than any automatic surrenders made to pay the annual administrative charge) and previously-imposed surrender charges,

(2) the Contract Value as of the date used for valuing the death benefit, or

(3) the Contract Value (less the amount of any subsequent surrenders and surrender charges) as of the Contract's Five Year Anniversary immediately preceding the earlier of (a) the date of death of either the Contract Owner or the Annuitant, or (b) the date either first reaches his or her 75th birthday. (See Appendix A for sample death benefit calculations.)


ENHANCED DEATH BENEFIT. If the Contract Owner selects the Enhanced Death Benefit and the Annuitant or a Contract Owner dies prior to the Annuity Commencement Date, the death benefit will equal the greater of (1), (2) and (3) as follows:



(1)(a) If a Contract Owner or the Annuitant dies before the date any Contract Owner or Annuitant first reaches age 75, the accumulation of Net Purchase Payments made less all prior surrenders and less previously imposed surrender charges at an effective annual rate of 3.0%. This amount may not exceed a maximum of two times the following: Net Purchase Payments made less all prior surrenders and less previously imposed surrender charges. This amount is referred to as the "roll-up amount."



                                       or



(1)(b) If the Annuitant or a Contract Owner dies on or after the date any Contract Owner or Annuitant first reaches age 75, the roll-up amount as of the date that a Contract Owner or Annuitant first reaches age 75 plus subsequent Net Purchase Payments made, less subsequent surrenders and less subsequently imposed surrender charges.



                                      and



(2) The Contract Value as of the date used for valuing the death benefit.



                                      and



(3) The Contract Value (less the amount of any subsequent surrenders and surrender charges) as of the Contract's Five Year Anniversary immediately preceding the earlier of (a) the date of death of either the Contract Owner or the Annuitant, or (b) the date either first reaches his or her 75th birthday. (See Appendix A for sample death benefit calculations.)


The death benefit may be reduced by premium taxes where such taxes were imposed upon receipt of purchase payments and were paid by Fortis Benefits in behalf of the Contract Owner. For further information, see "Charges and Deductions--Premium Taxes."

The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written Request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a Written Request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The Beneficiary may (a) receive a single sum payment, which terminates the Contract, or (b) select an annuity option. If the Beneficiary selects an annuity option, he or she will have all the rights and privileges of an Annuitant under the Contract. If the Beneficiary desires an annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death.

If the Contract Owner dies before the Annuitant and before the Annuity Commencement Date with respect to a Non-Qualified Contract, certain additional requirements are mandated by the Internal Revenue Code, which are discussed below under "Federal Tax Matters-- Required Distributions for Non-Qualified Contracts." It is imperative that Written Notice of the death of the Contract Owner be promptly transmitted to Fortis Benefits at its Home Office, so that arrangements can be made for distribution of the entire interest in the Contract to the Beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the Contract not being treated as an annuity contract for federal income tax purposes, which could have adverse tax consequences.

CONTRACT LOANS (SECTION 403(B) QUALIFIED CONTRACTS ONLY)
During the Accumulation Period, a Contract Owner may request a loan from the Contract Value. If the loan meets the amount and repayment requirements described below, it will not be reported to the Internal Revenue Service as a taxable distribution. Forms provided by us must be used to apply for a Contract Loan. You can obtain these forms from our Home Office.

Any loan will be secured by a security interest in the Contract. An amount equal to the loan will be held in the Fixed Account, where it will be credited with the otherwise applicable Fixed Account interest rates, until the loan is repaid. If necessary, this amount will be transferred from the Subaccounts to the Fixed Account. In this case, the Contract Owner must specify the Subaccounts from which such amount will be transferred or the loan will not be processed. The loan and any related transfers will be effective at the end of the Valuation Period in which Fortis Benefits receives at its Home Office all necessary documentation in connection with the loan request. Loan proceeds will be forwarded within seven days thereafter.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. It is not expected that the revenues from these fees will exceed the costs of establishing and administering the Contract loan feature.

Only one outstanding loan at a time is permitted. The loan amount must be at least $1,000.00. The loan amount may not, at the date of the loan, exceed the lesser of: (a) 50% of the Contract Value or (b) $50,000 reduced by the highest outstanding loan balance in the previous 12 months. The 50% limitation above described is further modified, if its application results in a calculated limit of less than $10,000, for a

Contract which is a part of a plan of a governmental employer, a plan of a church, or a salary reduction contribution-only Section 403(b) plan satisfying the diversification requirements of the Employee Retirement Income Securities Act of 1974. If in the application of the 50% limitation above described for such a Contract a loan limitation of less than $10,000 results, the following limitation is applicable in lieu of the above described 50% limitation (in addition to the loan limitation designated as (b) above): the lesser of (1) $10,000 or (2) the Contract Value less one year's interest on the loan. Loans issued to the Contract Owner under other plans of the same employer may, under Internal Revenue Service rules, reduce the loan available under this Contract.

The loan will have an adjustable interest rate that may be increased or decreased during the loan period. The loan interest rate will be set annually by Fortis Benefits on July 1. The rate set will not exceed the greater of (a) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April or (b) the weighted average Fixed Account interest rate being credited to the Contracts as of the preceding April 30 plus 1%.

Repayment of principal and interest must be amortized in no more than five years. However, loans taken for the acquisition of the Annuitant's principal residence may be repaid over a period of 1 to 30 years. Whether or not the loan has been used to acquire a principal residence, interest paid on this loan is "personal interest" as defined in the Internal Revenue Code.

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. The repayment due dates and installment amounts will be provided in a repayment schedule sent to you at least 30 days prior to the installment due date.

If any loan amount is outstanding on the Annuity Commencement Date, we have the right to treat that amount as a partial surrender in the manner discussed above. If the Annuitant or Contract Owner dies before the Annuity Commencement Date, we reserve the right to deduct any amount owed to us from the death benefit.

Any unpaid loan and accrued interest are deemed to reduce the Fixed Account Value, and, to this extent, withdrawals and transfers from the Fixed Account are restricted while a Contract loan is outstanding. When the loan is fully repaid, amounts held in the Fixed Account can be transferred or withdrawn, subject to the otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA, as well as the terms of any retirement plan in connection with which the Contract has been acquired. For example, if loan payments are not made when due, or if we otherwise find it necessary to exercise our rights to use all or part of the value under a Contract to repay a Contract loan, serious adverse tax consequences may result. The tax and ERISA rules relating to Contract loans are complex and in many cases unclear. For these reasons, and because the rules vary depending on the individual circumstances of each Contract, Fortis Benefits cautions that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to Contract loans.

THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE
The Contract Owner may specify an Annuity Commencement Date in the application. The Annuity Commencement Date marks the beginning of the period during which an Annuitant receives annuity payments under the Contract. We may not permit an Annuity Commencement Date which is on or after the Annuitant's 75th birthday, and you should consult your sales representative in this regard. Except for contracts issued in connection with life insurance policies issued by Fortis Benefits, the Annuity Commencement Date must be at least two years after the Contract Date.

Depending on the type of retirement arrangement in connection with which a Contract is issued, amounts that are distributed either too soon or too late may be subject to penalty taxes under the Internal Revenue Code. See "Federal Tax Matters." You should consider this carefully in selecting or changing an Annuity Commencement Date.

In order for the Contract Owner to advance or defer the Annuity Commencement Date, the Contract Owner must submit a Written Request during the Annuitant's lifetime. The request must be received at our Home Office at least 30 days before the then-scheduled Annuity Commencement Date. The new Annuity Commencement Date must also be at least 30 days after the Written Request is received. There is no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS
If the Contract Value at the end of the Valuation Period which contains the Annuity Commencement Date is less than $5,000, we may pay the entire Contract Value, without the imposition of any charges other than premium taxes, if applicable, in a single sum payment to the Annuitant or other properly designated payee and cancel the Contract.

Otherwise, Fortis Benefits will apply (1) the Fixed Account Value to provide a Fixed Annuity Option and (2) the Separate Account Value in any Subaccount to provide a Variable Annuity Option using the same Subaccount, unless the Contract Owner has notified us by Written Request to apply the Fixed Account Value and Separate Account Value in different proportions. Any such Written Request must be received by us at our Home Office at least 30 days before the Annuity Commencement Date.

Annuity payments under a Fixed or Variable Annuity Option will be made on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If more than one person is named as an Annuitant, the Contract Owner may elect to name one of such persons to be the sole Annuitant as of the Annuity Commencement Date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50. There is no right to make any total or partial surrender during the Annuity Period.

The amount of each annuity payment will depend on the amount of Contract Value applied to an annuity option, the form of annuity selected and the age of the Annuitant. Information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefit plans, is set forth under "Calculation of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity form selected.

The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit Values for the Subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS
If a Subaccount on which a variable annuity payment is based has an average effective net investment return higher than 4% per annum during the period between two such annuity payments, the Annuity Unit Value will increase, and the second payment will be higher than the first. Conversely, if the Subaccount's average effective net investment return over the period between the annuity payments is less than 4% per annum, the Annuity Unit Value will decrease, and the second payment will be lower than the first. "Net investment return," for this purpose, refers to the Subaccount's overall investment performance, net of the mortality and expense risk and administrative expense charges, which are assessed at a nominal aggregate annual rate of 1.35%.

We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses, except to the extent that we reserve the right to impose the $35 annual administrative expense charge during the Annuity Period just as we do during the Accumulation Period.

TRANSFERS. During the Annuity Period, the person receiving annuity payments may make up to four transfers a year among Subaccounts or from Subaccounts to the Fixed Account. The current procedures for these transfers are the same as described above under "Allocation of Purchase Payments and Contract Value--Transfers." Transfers out of the Fixed Account are not permitted during the Annuity Period.

ANNUITY FORMS

The Contract Owner may select an annuity form or change a previous selection by Written Request, which must be received by us at least 30 days before the Annuity Commencement Date. Only one annuity form may be selected, although as discussed above, payments under that form may be received on a combination fixed and variable basis. If no annuity form selection is in effect on the Annuity Commencement Date, in most cases we automatically apply Option B (described below), with payments guaranteed for 10 years. If the Contract is issued under certain retirement plans, however, federal pension law may require that any default payments be made pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.


The following options are available for fixed annuity payments and for variable annuity payments.

OPTION A, LIFE ANNUITY. Payments are made as of the first Valuation Date of each monthly period during the Annuitant's life, starting with the Annuity Commencement Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option if the Annuitant dies before the second payment is due.

OPTION B, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS OR 20 YEARS. Payments are made as of the first Valuation Date of each monthly period starting on the Annuity Commencement Date. Payments will continue as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will continue installments of the guaranteed payments to the Beneficiary.

OPTION C, JOINT AND FULL SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

OPTION D, JOINT AND ONE-HALF CONTINGENT SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. If the Annuitant dies first, payments will continue to the joint Annuitant at one-half the original amount. If the joint Annuitant dies first, payments will continue to the Annuitant at the original full amount. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

We also have other annuity forms available and information about them can be obtained from your sales representative or by calling or writing to our Home Office.

DEATH OF ANNUITANT OR OTHER PAYEE
Under most annuity forms offered by Fortis Benefits, the amounts, if any, payable on the death of the Annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint Annuitant. In all cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Federal Tax Matters--Required Distributions for Non-qualified Contracts". Though the rules there described do not apply to Contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

The charges that we assess in connection with the Contracts are described below.

PREMIUM TAXES
The states of South Dakota and Wyoming impose a premium tax upon the receipt of a purchase payment. In those states, and in any other state or jurisdiction where premium taxes or similar assessments are imposed upon the receipt of purchase payments, Fortis Benefits pays such taxes on behalf of the Contract Owner and then will deduct a charge for these amounts from the Contract Value upon the surrender, death of the Annuitant or Contract Owner, or annuitization of the Contract. In jurisdictions where premium taxes or similar assessments are imposed at the time annuity payments begin, Fortis Benefits will deduct a charge for such amounts from the Contract Value at that time. In such jurisdictions, the charge will be deducted on a pro-rata basis from the then-current Fixed Account Value and, by redemption of Accumulation Units, the then-current Separate Account Value in each Subaccount. Similarly, Fortis Benefits may deduct premium taxes from the Contract Value when no deduction was made from purchase payments, but is subsequently determined to be due. Conversely, Fortis Benefits will credit to Contract Value the amount of any deductions for premium taxes or similar assessments that are subsequently determined not to be owed.

Applicable premium tax rates depend upon the Contract Owner's then-current place of residence. Currently, premium taxes and similar assessments range from 0% to 3.5% of purchase payments or the amount annuitized. Applicable rates are subject to change by legislation, administrative interpretations or judicial acts.

ANNUAL ADMINISTRATIVE CHARGE

A $35 annual administrative charge is deducted each Contract year from the Contract Value on each anniversary of the Contract Date. (This charge will be lower to the extent legally required in some states.) This charge is to help cover administrative costs such as those incurred in issuing Contracts, establishing and maintaining the records relating to Contracts, making regulatory filings and furnishing confirmation notices, voting materials and other communications, providing computer, actuarial and accounting services, and processing Contract transactions. This charge will initially be waived during the Annuity Period, although Fortis Benefits reserves the right to reinstitute it at any time. This charge will be waived during the Accumulation Period if the Contract Value at the end of the Contract Year (or upon total surrender) is $25,000 or more.

The annual administrative charge will be deducted by redemption of Accumulation Units from each Subaccount of the Separate Account and from the Fixed Account in the same proportion as the then-current Contract Value is then allocated among those alternatives pursuant to the Contract. If the Contract is totally surrendered, the full annual administrative charge will be deducted at the time of surrender if the Contract Value is less than $25,000 at such time.

CHARGES AGAINST THE SEPARATE ACCOUNT
Certain charges will be assessed as a percentage of the value of the net assets of the Separate Account to compensate Fortis Benefits for risks assumed in connection with the Contract, and administrative expenses which may apply to the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE. We will assess each Subaccount of the Separate Account with a daily charge for mortality and expense risk at a nominal annual rate of 1.25% of the average daily net assets of the Separate Account (consisting of approximately .8% for mortality risk and approximately .45% for expense risk). This charge is assessed during both the Accumulation Period and the Annuity Period. We guarantee not to increase this charge for the duration of the Contract. This charge is assessed daily when determining the value of an Accumulation Unit.

The mortality risk borne by Fortis Benefits arises from its obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments the Annuitant will receive under the Contract. This, therefore, relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement.

In addition, Fortis Benefits bears a mortality risk in that it guarantees to pay a death benefit in a single sum (which may also be taken in the form of an annuity option) upon the death of an Annuitant or Contract Owner prior to the Annuity Commencement Date. No surrender charge is imposed upon the payment of a death benefit, which places a further mortality risk on the Company.

The expense risk assumed is that actual expenses incurred in connection with issuing and administering the Contracts will exceed the limits on administrative charges set in the Contracts.


If the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company.



ADMINISTRATIVE EXPENSE CHARGE. We will assess each Subaccount of the Separate Account with a daily charge at a nominal annual rate of .10% of the average daily net assets of the Subaccount. This charge is imposed during both the Accumulation Period and the Annuity Period. The daily administrative expense charge is assessed to help cover administrative expenses such as those described above under "Annual Administrative Charge." The daily administrative expense charge, like the annual administrative charge, is designed to defray expenses actually incurred. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.



ENHANCED DEATH BENEFIT CHARGE. If the Enhanced Death Benefit is elected, we will assess the Subaccounts of the Separate Account in which the Contract has allocations to with an additional daily charge for the mortality risk associated with the Enhanced Death Benefit at a nominal annual current rate of .15% of the average daily net assets of the Subaccounts. This charge is assessed only during the Accumulation Period and not during the Annuity Period. The amount of the current charge is based upon Fortis Benefits' expectations of its future experience of its future costs in providing this benefit. Fortis Benefits reserves the right to increase the amount of the charge to an amount not in excess of .30% of the average daily net assets of the Subaccounts. (See "Benefit Payable on Death of Annuitant or Participant-- Enhanced Death Benefit.")


TAX CHARGE. We currently impose no charge for taxes payable by us in connection with this Contract, other than for premium taxes and similar assessments when applicable. We reserve the right to impose a charge for any other taxes that may become payable by us in the future in connection with the Contracts or the Separate Account.


The annual administrative charge and charges against the Separate Account described above are for the purposes described and Fortis Benefits may receive a profit as a result of these charges.


SURRENDER CHARGE
No sales charge is collected or deducted at the time Net Purchase Payments are applied under a Contract. A surrender charge will be assessed on certain total or partial surrenders. The amounts obtained from the surrender charge will be used to partially defray expenses incurred in the sale of the Contracts, including commissions and other promotional or distribution expenses associated with the marketing of the Contracts, and costs associated with the printing and distribution of prospectuses and sales material.

FREE SURRENDERS. The following amounts can be withdrawn from the Contract without a surrender charge:

    - Any purchase payments received by us more than five years prior to the surrender date and that have not been previously surrendered;

    - In any Contract year, up to 10% of the purchase payments received by us less than five years prior to the surrender date (whether or not the purchase payments have been previously surrendered).

Purchase payments not subject to a surrender charge are deemed to be withdrawn first. If all purchase payments have been withdrawn, the remaining earnings can be withdrawn without a surrender charge. That is, surrender charges do not apply to Contract earnings. For this purpose, it is assumed that all purchase payments are withdrawn before earnings are withdrawn. (For federal income tax purposes, however, certain partial surrenders will be deemed to come first from earnings. See "Federal Tax Matters.")

No surrender charge is imposed on annuitization (or payment of a single sum because the Contract Value is less than the minimum required to provide an annuity on the Annuity Commencement Date). Nor is the surrender charge deducted from the payment of any benefit upon the death of an Annuitant or Contract Owner.

In addition, we have an administrative policy to waive surrender charges for full surrenders of Contracts that have been in force for at least ten years provided that the amount then subject to the surrender charge is less than 25% of the Contract Value. Since the Contracts have been offered only since 1988, no such waivers have yet been made. We reserve the right to change or terminate this practice at any time, both for new and for previously issued Contracts.

AMOUNT OF SURRENDER CHARGE. Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders. The surrender charge is 5% of the purchase payments withdrawn which were received by us less than five years prior to the surrender date.

We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient to cover the actual costs of distribution, such costs will be paid from Fortis Benefits' General Account assets, which will include profit, if any, derived from the mortality and expense risk charge.

NURSING CARE/HOSPITALIZATION WAIVER OF SURRENDER CHARGES. Surrender charges will not be assessed when a total or partial withdrawal is requested: (1) after a covered person has been confined in a hospital or skilled health care facility for at least 60 consecutive days and the covered person continues to be confined in the hospital or skilled care facility when the request is made; or (2) within 60 days following a covered person's discharge from a hospital or skilled health care facility after confinement of at least 60 consecutive days. Confinement must begin after the effective date of this provision.

Covered persons are the Contract Owner or Owners and the spouse of any Contract Owner if such spouse is the Annuitant. Surrender Charges will not be waived when a confinement is due to substance abuse, mental or personality disorders without a demonstrable organic disease. A degenerative brain disease such as Alzheimer's Disease is considered an organic disease.

This nursing care/hospitalization waiver of surrender charges is provided by means of a rider to the Contract, which has not been approved in all states. Individuals applying for a Contract should check with their Fortis Benefits representative to determine if this rider is available in their state.

MISCELLANEOUS
Because the Separate Account invests in shares of the Portfolios of Fortis' Series, the net assets of the Separate Account will reflect the investment advisory fees and certain other expenses incurred by the Portfolios that are described in the prospectus for Fortis' Series.

REDUCTION OF CHARGES
No surrender charge will be imposed under any Contract owned by (A) Fortis, Inc. or its subsidiaries, and the following persons associated with such companies, if at the Contract Issue date they are: (1) officers and directors; (2) employees; or (3) spouses of any such persons or any of such persons' children, grandchildren, parents, grandparents, or siblings--or spouses of any of these persons; (B) Series Fund directors, officers, or their spouses (or such persons' children, grandchildren, parents or grandparents--or spouses of any such persons); and (C) representatives or employees (or their spouses) of Fortis Investors (including agencies) or of other broker-dealers having a sales agreement with Fortis Investors (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons).

The annual administrative charge may be reduced or waived when sales of the contract are made to individuals or groups of individuals in such a manner that results in savings or reduction of administrative expense. In no event will reduction or elimination of the annual administrative charge be permitted where such reduction or elimination will be unfairly discriminating to any person.

FIXED ACCOUNT

Contract Owners may allocate Net Purchase Payments and transfer Contract Value to the Fixed Account, in which case such amounts are held in the General Account of Fortis Benefits. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Contract involving the Separate Account and contains only selected information regarding the Fixed Account. More information regarding the Fixed Account may be obtained from Fortis Benefits' Home Office or from your sales representative.

GENERAL DESCRIPTION
Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of the assets in our General Account.

Fortis Benefits guarantees that Contract Value in the Fixed Account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the General Account. We may, at our sole discretion, credit higher rates of interest, although we are not obligated to credit interest in excess of the guaranteed rate of 4% per year. Any interest rate in excess of 4% per year with respect to any amount in the Fixed Account pursuant to a Contract will not be modified more than once each calendar year. Any higher rate of interest will be quoted at an effective annual rate. The rate of any excess interest initially or subsequently credited to any amount can in many cases vary, depending on when that amount was originally allocated to the Fixed Account. Once credited, such interest will be guaranteed and will become part of Contract Value in the Fixed Account from which deductions for fees and charges may be made.


Charges under the Contract are the same as when the Separate Account is being used, except that the 1.35% per annum charged for mortality and expense risk and administrative expenses (and the mortality charge for the Enhanced Death Benefit, if elected) is not imposed on amounts of Contract Value in the Fixed Account.


FIXED ACCOUNT VALUE
The Contract's Fixed Account Value on any Valuation Date is the sum of the Net Purchase Payments allocated to the Fixed Account, plus any transfers from the Separate Account, plus interest credited to the Fixed Account, less any surrenders, surrender charges or annual administrative charges allocated to the Fixed Account or transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Amounts in the Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Subaccounts of the Separate Account with respect to total and partial surrenders. See "Total and Partial Surrenders."

Transfers out of the Fixed Account have special limitations. Prior to the Annuity Commencement Date, Contract Owners may transfer part or all of the Contract Value from the Fixed Account to the Separate Account, provided that (1) no more than one such transfer is made each Contract year, (2) no more than 50% of the Fixed Account Value is transferred at any time (unless the balance in the Fixed Account after the transfer would be less than $1,000, in which case up to the entire balance may be transferred) and (3) at least $500 is transferred at any one time (or, if less, the entire amount in the Fixed Account). Irrespective of the above, we may in our discretion permit a continuing request for transfer of lesser specified amounts automatically on a periodic basis. However, we reserve the right to discontinue or modify any such arrangements at our discretion.

No transfers from the Fixed Account may be made after the Annuity Commencement Date.

GENERAL PROVISIONS

THE CONTRACT
The Contract, copies of any applications, amendments, riders, or endorsements attached to the Contract, and copies of any supplemental applications, amendments, endorsements, or revised Contract pages which are mailed to you are the entire Contract. Only the President, Secretary and Registrar of Fortis Benefits can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by one of these representatives of Fortis Benefits.

The Contracts are non-participating and do not share in dividends or earnings of Fortis Benefits.

POSTPONEMENT OF PAYMENTS
With respect to amounts in the Subaccounts of the Separate Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Fortis Benefits at its Home Office.

However, Fortis Benefits may defer the determination, application or payment of any death benefit, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit Values, or any transfer, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any
period during which any emergency exists as a result of which it is not reasonably practicable for Fortis Benefits to determine the investment experience for the Contract, or for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contract Owners.

Fortis Benefits may also defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. Fortis Benefits may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
If the age or sex of the Annuitant has been misstated, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If we have made any overpayments because of incorrect information about age or sex, or any error or miscalculation, Fortis Benefits will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the rate of 4% per year.

ASSIGNMENT AND OWNERSHIP RIGHTS
Rights and interests under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Contract Owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We take no responsibility for the validity of any assignment. An ownership change must be made in writing and a copy must be sent to Fortis Benefits' Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it. Contract Owner, Annuitant and Beneficiary rights are subject to any assignment of record at the Home Office of Fortis Benefits. An assignment or pledge of a Contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY
Before the Annuity Commencement Date and while the Annuitant is living, the Contract Owner may name or change a beneficiary or a contingent beneficiary by sending a Written Request of the change to Fortis Benefits. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary, and the right to name a beneficiary other than the spouse may be subject to applicable tax laws and regulations. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payments we make or action we take before receiving the Written Request. We also need the consent of any irrevocably named person before making a requested change.

In the event of the death of a Contract Owner or Annuitant prior to the Annuity Commencement date the Beneficiary will be determined as follows:

    - If there is any surviving Contract Owner, the surviving Contract Owner
      will   be  the  Beneficiary  (this  overrides  any  other  beneficiary designation).

    - If there is no surviving Contract Owner, the Beneficiary will be the beneficiary designated by the Contract Owner.

    - If there is no surviving Contract Owner and no surviving beneficiary who has been designated by the Contract Owner, then the estate of the last surviving Contract Owner will be the Beneficiary.

REPORTS
We will mail to the Contract Owner, at the last known address of record, any reports required by any applicable law or regulation. You should therefore give us prompt written notice of any address change. Each Contract Owner will also be sent an annual and a semi-annual report for Fortis Series and a list of the portfolio securities held in each Portfolio of Fortis Series. All reports will be mailed to the person receiving payments during the Annuity Period, rather than to the Contract Owner.

RIGHTS RESERVED BY FORTIS BENEFITS

Fortis Benefits reserves the right to make certain changes if, in its judgement, they would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, Fortis Benefits will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes Fortis Benefits may make include:

    - To operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

    - To transfer any assets in any Subaccount to another Subaccount, or to one or more separate accounts, or to the Fixed Account; or to add, combine or remove Subaccounts in the Separate Account.

    - To substitute, for the Portfolio shares held in any Subaccount, the shares of another Portfolio of Fortis Series or the shares of another investment company or any other investment permitted by law.

    - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

    - To change the time or times of day at which a Valuation Date is deemed to have ended.

    - To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit Fortis Benefits to take, including to change the way Fortis Benefits assesses charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which Fortis Benefits has guaranteed.

DISTRIBUTION

The Contracts will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Contracts of Fortis Benefits, are also registered representatives of Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Contracts or registered representatives of other broker-dealer firms, or representatives of other firms that are exempt from broker-dealer regulation. Fortis Investors and any such other broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.


As compensation for distributing the Contracts, Fortis Benefits pays Fortis Investors a maximum of 7.30% of all purchase payments. Fortis Investors pays a selling allowance not in excess of 5.0% of purchase payments to other broker-dealer firms or exempt firms who sell the Contracts. Fortis Investors also pays servicing fees to broker-dealers and exempt firms in the amount of 1/4 of 1% annually, based on the amount of Contract Value above a certain minimum attributable to that broker-dealer.



Fortis Benefits may, under certain flexible compensation arrangements, pay Fortis Investors a lesser or a greater selling allowance and a larger or a smaller service fee than as set forth above, and Fortis Investors may in turn pay lesser or greater selling allowances and larger or smaller service fees to its registered representatives and other broker dealer firms than as set forth above. However, in such case, such flexible compensation arrangements will have actuarially equivalent present values which are not in excess of the amounts of the selling allowances and service fees set forth above. Additionally, registered representatives, broker-dealer firms, and exempt firms may be eligible for additional compensation based upon meeting certain production standards. Fortis Investors may "chargeback" commissions paid to others if the contract upon which the commission was paid is surrendered or canceled within certain specified time periods.


Fortis or Fortis Investors may also provide additional compensation to broker-dealers in connection with sales of Contracts. Compensation may include financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns regarding Contracts, and other broker-dealer sponsored programs or events. Compensation may include payment for travel expenses incurred in connection with trips taken by invited sales representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.

Fortis Investors is an indirect subsidiary of Fortis AMEV and Fortis AG and is therefore under common control with Fortis Benefits. Fortis Investors' principal business address is the same as that of our Home Office.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in the opinion of Fortis Benefits are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a Contract or related retirement plan.

NON-QUALIFIED CONTRACTS
Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Purchase payments made under Non-Qualified Contracts are not excludible or deductible from the gross income of the Contract Owner or any other person. However, any increase in the accumulated value of a Non-Qualified Contract resulting from the investment performance of the Separate Account or interest credited to the Fixed Account is generally not taxable to the Contract Owner or other payee until received by him or her, as surrender proceeds, death benefit proceeds, or otherwise. The exception to this rule is that, generally, Contract Owners who are not natural persons ARE taxed annually for any increase in the Contract Value. However, this exception does not apply in all cases, and you may wish to discuss this with your tax adviser.

The following discussion applies generally to Contracts owned by natural persons.

In general, surrenders or partial withdrawals under Contracts are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. If a Contract Owner assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed to the Contract Owner as ordinary income to the same extent as a partial withdrawal.

With respect to annuity payment options, although the tax consequences may vary depending on the option elected under the Contract, until the investment in the Contract is recovered, generally only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed. In general, an Annuitant's or other payee's "investment in the contract" is the aggregate amount of purchase payments made by him or her. After the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, in general the taxable portion of each annuity payment (prior to recovery of the "investment in the contract") is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. This dollar amount is determined by dividing the "investment in the contract" by the total number of expected annuity payments. For fixed annuity payments in general, prior to recovery of the "investment in the contract," there is no tax on the amount of each payment which bears the same ratio to such payment that the "investment in the contract" bears to the total expected return under the Contract. The remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same Contract Owner within the same calendar year will be treated as if they were a single contract.

There is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is (1) made on or after the Contract Owner or other payee reaches age 59 1/2, (2) made to a Beneficiary on or after death of the Contract Owner,
(3) made upon the disability of the Contract Owner or other payee, or (4) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary. Premature distributions may result, for example, from an early Annuity Commencement Date, any early surrender, partial surrender or assignment of a Contract or the early death of an Annuitant who is not the Contract Owner.

A transfer of ownership of a Contract, or designation of an Annuitant or other payee who is not also the Contract Owner, may result in certain income or gift tax consequences to the Contract Owner that are beyond the scope of this discussion. A Contract Owner contemplating any transfer or assignment of a Contract should contact a competent tax adviser with respect to the potential tax effects of such transaction.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires (a) if the person receiving payments dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that person's death; and (b) if any Contract Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Contract Owner's death or (2) as annuity payments which will begin within one year of that Contract Owner's death and which will be made over the life of the Contract Owner's designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary. However, if the Contract Owner's designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse deemed to be the new Contract Owner for purposes of Section 72(s). Where the Contract Owner or other person receiving payments is not a natural person, the required distributions provided for in Section 72(s) apply upon the death of the primary Annuitant.

No regulations interpreting the requirements of Section 72(s) have yet been issued (although proposed regulations have been issued interpreting similar requirements for qualified plans). Fortis Benefits intends to review and modify the endorsement if necessary to ensure that the Contracts comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Generally, unless the Beneficiary elects otherwise, the above requirements will be satisfied where the death occurs prior to the Annuity Commencement Date by paying the death benefit in a single sum, subject to proof of the Contract Owner's death. The Beneficiary, however, may elect by Written Request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, particularly where the annuitant dies and the annuitant is not the Contract Owner, the IRS may disregard the election for tax purposes and tax the Beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS
The Contract may be used with several types of tax-qualified plans. The tax rules applicable to Contract Owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code on behalf of an individual are excludible from the individual's gross income for tax purposes during the Accumulation Period. The portion, if any, of any purchase payment made by or on behalf of an individual under a Contract that is not excluded from the individual's gross income for tax purposes during the Accumulation Period constitutes the individual's "investment in the contract." Aggregate deferrals under all plans at the employee's option may be subject to limitations.


The Contracts are available in connection with the following types of retirement plans: Section 403(b) annuity plans for employees of certain tax-exempt organizations and public educational institutions; Section 401 or 403(a) qualified pension, profit-sharing or annuity plans; individual retirement annuities ("IRAs") under Section 408(b); simplified employee pension plans ("SEPs") under Section 408(k); SIMPLE IRA Plans under Section 408(p); Section 457 unfunded deferred compensation plans of public employers and tax-exempt organizations; and private employer unfunded deferred compensation plans. The tax implications of these plans are further discussed in the Statement of Additional Information under the heading "Taxation Under Certain Retirement Plans."


When annuity payments begin, the individual will receive back his or her "investment in the contract" if any, as a tax-free return of capital. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. When payments are received as an annuity, the tax-free return of capital is treated as if received ratably over the entire period of the annuity until fully recovered (as described above with respect to Non-Qualified Contracts).

WITHHOLDING
Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans unless the proceeds are transferred directly from the qualified retirement plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require Fortis Benefits to disregard the recipient's election if the recipient fails to supply Fortis Benefits with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Fortis Benefits that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION
The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investments underlying the Contracts, in order for the Contracts to be treated as annuities. Fortis Benefits believes that these diversification standards will be satisfied. Failure to do so would result in immediate taxation to Contract Owners or Annuitants of all returns credited to Contracts, except in the case of certain Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Contract Owners or Annuitants to be treated as the owners of Separate Account assets for tax purposes. Fortis Benefits reserves the right to amend the Contracts in any way necessary to avoid any such result. The Treasury Department may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards were considered not to embody a new position.

CERTAIN EXCHANGES
Section 1035 of the Code provides generally that no gain or loss will be recognized upon the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange from an Old Contract, a Fortis Benefits variable life insurance policy, or another life insurance policy or annuity contract into a Contract pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code, and your investment in the Contract will be the same as your investment in the contract or policy exchanged. However, an exchange from a Fortis Group Fund or other investment that is not a life insurance or annuity contract may be a taxable event.

Certain existing annuity contracts may be "grandfathered" under various provisions of the tax laws, i.e., subject to more favorable tax treatment than generally offered under current law. For example, certain annuity contracts issued before January 19, 1985 may not be subject to the distribution rules of Code Section 72(s). Also, certain distributions from contracts issued before the same date may not be subject to the 10% penalty tax for premature distributions. Also, if a contract contained principal on August 13, 1982, that principal may generally be withdrawn in a partial distribution before the withdrawal of any taxable gain in the contract. These "grandfather" provisions may be lost if such contract is exchanged for a Contract. In connection with contracts issued pursuant to Section 1035 exchanges, if the data is provided to us, we can separately track amounts attributable to purchase payments made to the original contract before or after the effective date of the Tax Equity and Fiscal Responsibility Act of 1982. That separate tracking can preserve certain of the above grandfathered provisions.

Because of the complexity of these matters, you should consult a qualified tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(B) PLANS
Section 403(b)(12) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

    (1) elective contributions made for years beginning after December 31, 1988;

    (2) earnings on those contributions; and

    (3) earnings on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions which accrues after December 31, 1988 may not be distributed in the case of hardship.

VOTING PRIVILEGES

In accordance with its view of current applicable law, Fortis Benefits will vote shares of each of the Portfolios which are attributable to a Contract at regular and special meetings of the shareholders of Fortis Series in proportion to instructions received from the persons having the voting interest in the Contract as of the record date for the corresponding Fortis Series shareholders meeting. Contract Owners have the voting interest during the Accumulation Period, persons receiving annuity payments during the Annuity Period, and Beneficiaries after the death of the Annuitant or Contract Owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result Fortis Benefits determines that it is permitted to vote shares of the Portfolios in its own right, it may elect to do so.

During the Accumulation Period, the number of shares of a Portfolio attributable to a Contract is determined by dividing the amount of Contract Value in the corresponding Subaccount pursuant to the Contract as of the record date for the shareholders meeting by the net asset value of one Portfolio share as of that date. During the Annuity Period, or after the death of the Contract Owner or Annuitant, the number of Portfolio shares deemed attributable to the Contract will be computed in a comparable manner, based on the liability for future variable annuity payments allocable to that Subaccount under the Contract as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units credited to the Contract and the applicable Annuity Unit value on the record date. During the Annuity Period, the number of votes attributable to a Contract will generally decrease since funds set aside to make the annuity payments will decrease.

Where Contract Owners are permitted to instruct us as to how to vote Portfolio shares, our policy is to permit an Annuitant or payee who is not the Contract Owner to direct the Contract Owner with respect to the voting of certain Portfolio shares attributable to his or her Contract. An Annuitant or other payee may direct the Contract Owner with respect to that number of Portfolio shares that is attributable to purchase payments, if any, contributed by such Annuitant or payee and any additional shares, to the extent authorized by an employee benefit plan. (For these purposes, the number of shares attributable to the Annuitant or payee is computed on a basis consistent with that for attributing Portfolio shares to Contract Owners, as described above.)

Contract Owners are to instruct Fortis Benefits to vote in accordance with such directions from Annuitants and payees. Furthermore, Contract Owners are to instruct Fortis Benefits to vote shares of any Portfolio for which directions could have been but were not received from Annuitants and other payees in the same proportion as other shares in that Portfolio attributable to the Contract Owner which are to be voted in accordance with directions received from Annuitants and other payees. The Contract Owner may instruct us as to the voting of any other shares attributable to Contracts as the Contract Owner may determine. The Separate Account, Fortis Series and Fortis Benefits do not have any obligation to determine whether or not voting directions are requested or received by a Contract Owner or whether or not a Contract Owner has instructed Fortis Benefits in accordance with directions given by Annuitants and other payees.

Fortis Benefits will vote shares as to which it has received no timely instructions, and any shares attributable to excess amounts Fortis Benefits has accumulated in the related Subaccount, in proportion to the voting instructions which it receives with respect to all Contracts and other variable annuity contracts participating in a Portfolio. To the extent that Fortis Benefits or any affiliated company holds any shares of a Portfolio, they will be voted in the same proportion as instructions for that Portfolio that are received from persons holding the voting interest with respect to all Fortis Benefits separate accounts participating in that Portfolio. Shares held by separate accounts other than the Separate Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the Contracts.

Each person having a voting interest in a Subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate Portfolio. Pursuant to the procedures described above, these persons may give instructions regarding the election of the Board of Directors of Fortis Series, ratification of the selection of its independent auditors, the approval of the investment manager of a Portfolio, changes in fundamental investment policies of a Portfolio and all other matters that are put to a vote by Fortis Series shareholders.

STATE REGULATION

Fortis Benefits is subject to regulation and supervision by the Commerce Department of the State of Minnesota, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Fortis Benefits intends to satisfy the necessary requirements to sell the Contracts in the District of Columbia and in all states other than New York as soon as possible.

LEGAL MATTERS

The legality of the Contracts described in this Prospectus has been passed upon by David A. Peterson, Esquire, Vice President and Assistant General Counsel of Fortis Benefits. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised Fortis Benefits on certain federal securities law matters.

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                    PAGE

Fortis Benefits................................           2
Calculation of Annuity Payments................           2
Services.......................................           3
    - Safekeeping of Separate Account Assets...           3
    - Experts..................................           3
    - Principal Underwriter....................           3
Limitation On Allocations......................           4
Change of Investment Adviser or Investment
 Policy........................................           4
Taxation Under Certain Retirement Plans........           4
Terms of Exemptive Relief in Connection with
 Mortality and Expense Risk Charge.............           8
Other Information..............................           8
Financial Statements...........................           8
APPENDIX A--Performance Information............         A-1

                                   APPENDIX A
                       SAMPLE DEATH BENEFIT CALCULATIONS
                        (WITHOUT ENHANCED DEATH BENEFIT)


DATE OF DEATH IS THE 3RD CONTRACT ANNIVERSARY:                                                         EXAMPLE 1    EXAMPLE 2
                                                                                                      -----------  -----------
a.         Net Purchase Payments Made Prior to Date of Death........................................   $  20,000    $  20,000
b.         Contract Value on Date of Death..........................................................   $  17,000    $  25,000
Death Benefit is larger of a, and b.................................................................   $  20,000    $  25,000

DATE OF DEATH IS THE 8TH CONTRACT ANNIVERSARY:                                                EXAMPLE 3    EXAMPLE 4    EXAMPLE 5
                                                                                             -----------  -----------  -----------
a.         Net Purchase Payments Made Prior to Date of Death...............................   $  20,000    $  20,000    $  20,000
b.         Contract Value on 5th Contract Anniversary......................................   $  15,000    $  30,000    $  30,000
c.         Contract Value on Date of Death.................................................   $  17,000    $  25,000    $  35,000
Death Benefit is larger of a, b, and c.....................................................   $  20,000    $  30,000    $  35,000

DATE OF DEATH IS THE 13TH CONTRACT ANNIVERSARY:                                               EXAMPLE 6    EXAMPLE 7    EXAMPLE 8
                                                                                             -----------  -----------  -----------
a.         Net Purchase Payments Made Prior to Date of Death...............................   $  20,000    $  20,000    $  20,000
b.         Contract Value on 10th Contract Anniversary.....................................   $  15,000    $  40,000    $  40,000
c.         Contract Value on Date of Death.................................................   $  17,000    $  30,000    $  50,000
Death Benefit is larger of a, b, and c.....................................................   $  20,000    $  40,000    $  50,000

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                                      A-2

                                   APPENDIX B
                      EXPLANATION OF EXPENSE CALCULATIONS

The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total Series Fund expense rate plus the annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.


For example, the 3 year expense for the Growth Stock Series, as a part of a Contract that has not elected the Enhanced Death Benefit, is calculated as follows:



          --------------------------------------------------------------------------------------------------------------
           Total Variable Account Annual Expenses                                                                  1.35%
          --------------------------------------------------------------------------------------------------------------
    +      Total Series Fund Operating Expenses
          --------------------------------------------------------------------------------------------------------------
    +      Annual Administrative Charge Rate (See Below)
          --------------------------------------------------------------------------------------------------------------
    =      Total Expense Rate
          --------------------------------------------------------------------------------------------------------------



The Annual Administrative Charge Rate is calculated by dividing the total Annual Contract Charges we collected in 1996 by the average policy value in force in 1996.



Year 1 Beginning Policy Value = $1000.00
Year 1 Expense = 1000.00 X      = $



Year 2 Beginning Policy Value = $1028.20
Year 2 Expense =       X      = $



Year 3 Beginning Policy Value = $1057.20
Year 3 Expense =       X      = $



So the cumulative expenses for years 1-3 for the Growth Stock Series are equal
to     +      +     = $


If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:

   Surrender Charge                   (Initial                    10% Free                    Surrender
      Percentage             X         Premium         -         Withdrawal)         =          Charge
         0.05                X      (      1000.00     -        100.00     )         =          45.00


So the total expense if surrendered is    + 45.00 = $

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                                      B-2

  Individual Flexible Premium Deferred Variable Annuity Contracts (Opportunity)
                                      Issued by

                          FORTIS BENEFITS INSURANCE COMPANY

                         STATEMENT OF ADDITIONAL INFORMATION

                                     May 1, 1997

This Statement of Additional Information is not a Prospectus. It is intended that this Statement of Additional information be read in conjunction with the Prospectus for a flexible premium deferred variable annuity contract ("Contract"), dated May 1, 1997. A copy of the Prospectus may be obtained without charge from Fortis Investors, Inc. 1-800-800-2638, ext. 3057; mailing address: P.O. Box 64272, St. Paul, MN 55164. The Contracts are issued by Fortis Benefits through its Variable Account D (the "Separate Account").

TABLE OF CONTENTS

                                                            Page

Fortis Benefits. . . . . . . . . . . . . . . . . . . . . . . . 2
Calculation of Annuity Payments. . . . . . . . . . . . . . . . 2
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
  - Safekeeping of Separate Account Assets . . . . . . . . . . 3
  - Experts. . . . . . . . . . . . . . . . . . . . . . . . . . 3
  - Principal Underwriter  . . . . . . . . . . . . . . . . . . 3
Limitation on Allocations. . . . . . . . . . . . . . . . . . . 4
Change of Investment Adviser or Investment Policy. . . . . . . 4
Taxation Under Certain Retirement Plans. . . . . . . . . . . . 4
Other Information. . . . . . . . . . . . . . . . . . . . . . . 8
Financial Statements . . . . . . . . . . . . . . . . . . . . . 9
Appendix A - Performance Information . . . . . . . . . . . . A-1

In order to supplement the description in the Prospectus, the following provides additional information about the Contract and other matters which may be of interest to Contract Owners, Annuitants and Beneficiaries. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Special Terms Used in This Prospectus."

FORTIS BENEFITS

Fortis Benefits Insurance Company, the issuer of the Contracts, is a Minnesota corporation qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is a wholly-owned subsidiary of Time Insurance Company, a stock company originated under the laws of Wisconsin, which itself is a wholly-owned subsidiary of Fortis, Inc. Fortis, Inc. is a corporation based in New York, which manages the United States operations of Fortis AMEV and Fortis AG. Fortis, Inc. is wholly-owned by Fortis International, Inc., which is in turn wholly-owned by Sycamore Insurance Holding N.V. The latter is 50% owned by Fortis AMEV and 50% owned, through certain subsidiaries, by Fortis AG.

Fortis AMEV is a publicly-traded, multi-national insurance and financial services group headquartered in The Netherlands. Fortis AMEV is an international financial services firm that has been in business since 1847. It is one of the largest holding companies in Europe with subsidiary companies in twelve countries on four continents. Fortis AMEV is the third largest insurance company in the Netherlands. Fortis AG is a multi-national insurance, real estate and financial services firm that has been in business since 1824. It has subsidiary companies in eight countries. Fortis AG is one of the largest life insurance companies in Belgium. Fortis AMEV and Fortis AG have combined assets of approximately $160 billion.

Best's Insurance Reports has assigned Fortis Benefits a rating of A (Excellent) for financial position and operating performance. Fortis Benefits has a rating of AA from Standard & Poor's. As defined by Standard & Poor's, insurers rated AA offer "excellent financial security." These ratings represent such rating agencies' independent opinion of Fortis Benefits' financial strength and ability to meet policy holder obligations, but have no relevance to the performance and quality of the assets in Subaccounts of the Variable Account.

CALCULATION OF ANNUITY PAYMENTS

FIXED ANNUITY OPTION

The amount of each annuity payment under a Fixed Annuity Option is fixed and guaranteed by Fortis Benefits. Monthly fixed annuity payments will start as of the end of the Valuation Period that contains the Annuity Commencement Date. At that time, the Contract Value of the Contract is computed and that portion of the Contract Value which will be applied to the Fixed Annuity Option selected is determined. The amount of the first monthly payment under the Fixed Annuity Option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply such amount of Contract Value to the annuity form selected. The dollar amounts of any fixed annuity payments after the first are specified during the entire period of annuity payments according to the provisions of the annuity form selected.

VARIABLE ANNUITY OPTION

ANNUITY UNITS. To the extent a Variable Annuity Option has been selected, we convert the Accumulation Units for each Subaccount of the Separate Account into Annuity Units for each Subaccount at their values determined as of the end of the Valuation Period which contains the Annuity Commencement Date. As of such time, any Fixed Account Value to be applied to a Variable Annuity Option is also converted to Annuity Units in the Subaccounts selected based on the then-current Annuity Unit value. The initial number of Annuity Units in each Subaccount is determined by dividing the amount of the initial monthly variable annuity payment (see "Variable Annuity Option--Variable Annuity Payments," below) allocable to that Subaccount by the value of one Annuity Unit in that Subaccount as of the time of the conversion. The number of Annuity Units for each Subaccount will remain constant, as long as an annuity remains in force and the allocation among the Subaccounts has not changed.

The value of each Subaccount's Annuity Units will vary to reflect the investment experience of that Subaccount as well as charges deducted from the Subaccount. The value of each Subaccount's Annuity Units is equal to the prior value of the Subaccount's Annuity Units multiplied by the net investment factor for that Subaccount

(discussed in the Prospectus under "Contract Value") for the Valuation Period ending on that Valuation Date, with an offset for the 4% assumed interest rate used in the annuity tables of the Contract.

VARIABLE ANNUITY PAYMENTS. Variable annuity payments start at the end of the Valuation Period that contains the Annuity Commencement Date, and will vary in amount as the related Annuity Unit values vary. The amount of the first monthly payment is shown on the annuity tables contained in the Contract for each $1,000 of Contract Value applied to the Variable Annuity Option selected as of the end of such Valuation Period. The first variable annuity payment is, in effect, allocated among the Subaccounts in the same proportion as the Contract Value is allocated among the Subaccounts upon commencement of annuity payments.

Payments after the first will vary in amount and are determined on the first Valuation Date of each subsequent monthly period. If the monthly payment under the annuity form selected is based on the value of Annuity Units of a single Subaccount, the monthly payment is found by multiplying the number of the Contract's Annuity Units for that Subaccount by the Annuity Unit value of such Subaccount as of the first Valuation Date in each monthly period following the Annuity Commencement Date. If the monthly payment under the Variable Annuity Option selected is based upon the value of Annuity Units in more than one Subaccount, this is repeated for each applicable Subaccount. The sum of these payments is the variable annuity payment.

GENDER OF ANNUITANT

The amount of each annuity payment ordinarily will be higher for a male Annuitant than for a female Annuitant of the same age with an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males. However, there will be no differences between male and female Annuitants in any jurisdiction, including Montana and Massachusetts, where such differences are not permitted. We will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

Title to the assets of the Separate Account is held by Fortis Benefits. The assets of the Separate Account are kept segregated and held separate and apart from Fortis Benefit's other assets. Fortis Advisers, Inc., an affiliate of Fortis Benefits, maintains records of all purchases and redemptions of shares of Fortis Series Fund, Inc. held by each of the Subaccounts of the Separate Account.

EXPERTS

The consolidated financial statements of Fortis Benefits Insurance Company and Fortis Benefits Insurance Company Variable Account D, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

PRINCIPAL UNDERWRITER

Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. The offering of the Contracts is continuous, and Fortis Investors does not anticipate discontinuing the offering of the Contracts, although it reserves the right to do so. Fortis Benefits paid a total of $31,643,856, $29,918,620 and __________ to Fortis Investors for annuity contract distribution services during 1994, 1995 and 1996 respectively. Of these totals, the sums of $4,065,075, $3,925,959 and ____________ for the years 1994, 1995 and
1996 respectively, was not reallowed

to other broker-dealers. Contracts will be issued for Annuitants from ages zero to ninety in all states, except that the maximum age is 74 1/2 in Washington state. Contracts are not currently available in New Jersey and New York.

LIMITATION ON ALLOCATIONS

Under the Contract, Fortis Benefits reserves the right to control the amount of any assets in any investment alternative.

Pursuant to this authority, Fortis Benefits has established the following administrative procedures for the protection of the interests of ail investors participating in Fortis Series' Portfolios: a Contract Owner may not invest, allocate, transfer or exchange Contract Value into any Subaccount if the value allocated to that Subaccount under the Contract (and under any other insurance or annuity contracts directly or indirectly controlled by the same person, jointly or individually) would immediately thereafter equal 25% or more of the related Fortis Series Portfolio's net assets. Fortis Benefits reserves the right to modify these procedures at any time.

CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise required by law or regulation, and subject to Fortis Advisers, Inc.'s right to terminate its investment advisory arrangements with Fortis Series, neither the investment adviser nor any investment policy may be changed without the consent of Fortis Benefits. No investment policy will be changed unless a statement of change is filed with and approved by the Commerce Commissioner of the State of Minnesota. If required, approval of or change of any investment objective will be filed with the Insurance Department of each state where Contracts have been delivered. The Contract Owner (or, after annuity payments start, the Annuitant) will be notified of any material investment policy change which has been approved. Notification of an investment policy change will be provided to Contract Owners prior to its implementation by the Separate Account if Contract Owner comment or vote is required for such change.

TAXATION UNDER CERTAIN RETIREMENT PLANS

Federal income tax information concerning the purchase of Contracts for specific types of retirement plans is set forth below. You should also refer to "Federal Tax Matters" in the Prospectus. The tax information provided is not comprehensive, and you should consult a qualified tax adviser before taking any action in connection with a retirement plan.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

PURCHASE PAYMENTS. Under Section 403(b) of the Internal Revenue Code ("Code"), payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Contracts for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments are, however, subject to FICA (social security) taxes.

TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) tax-deferred annuity contract are taxed as ordinary income to the recipient as described under "Federal Tax Matters" in the Prospectus. Taxable distributions received before the employee attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary) and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Contract values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

REQUIRED DISTRIBUTIONS. Generally, distributions from Section 403(b) annuities must commence not later than April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the employee (or the employee and Beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the employee dies before his or her entire interest in the Contract has been distributed, the employee's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a Non-Qualified Contract, as described in the Prospectus. Certain of these and other provisions are incorporated in a special endorsement attached to Contracts that are intended to qualify under Section 403(b), and reference should be made to that endorsement for its complete terms.

TAX FREE EXCHANGES AND ROLLOVERS. The Code provides for the tax-free exchange of one Section 403(b) annuity contract for another Section 403(b) annuity contract, and the IRS has ruled (Revenue Ruling 90-24) that amounts transferred may qualify as tax-free transfers under certain circumstances. In addition,
Section 403(b)(8) of the Code permits tax-free rollovers from Section 403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

PURCHASE PAYMENTS. Subject to certain limitations prescribed by the Code, purchase payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under Section 401 or Section 403(a) of the Code are generally deductible by the employer and excluded from the taxable income of the employee for federal income tax purposes, whether made under a salary reduction agreement or directly by employer contributions.
Salary reduction payments are, however, subject to FICA (social security) taxes. Purchase payments made directly by an employee generally are made on an after-tax basis.

TAXATION OF DISTRIBUTIONS. Distributions from Contracts purchased under these qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions, as described under "Federal Tax Matters--Qualified Plans," in the Prospectus. However, if an employee or other payee receives a "lump sum" distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attaining age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. Taxable distributions received prior to attainment of age 59 1/2 under a Contract purchased under a qualified plan are subject to the same 10% penalty tax (and the same exceptions) as described above with respect to Section 403(b) annuity contracts.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for these qualified plans are generally the same as described above with respect to
Section 403(b) annuity contracts.

TAX-FREE ROLLOVERS. If, within 60 days of receipt, an employee who receives a single sum distribution transfers all of the taxable amount received to another plan qualified under Section 401 or 403(a), or to an individual retirement account or annuity as provided for under the Code, the transferred amount will not be taxed in the year of distribution. Certain "partial" distributions may also qualify for tax-free rollover treatment, but only if transferred to an individual retirement account or annuity. However, income tax may be required to be withheld from the distribution unless the distribution is transferred directly from the qualified plan to an individual retirement account or annuity.

INDIVIDUAL RETIREMENT ANNUITIES

PURCHASE PAYMENTS. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not (and whose spouses are not) active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $25,000 or less, or (3) are married and have adjusted gross income of $40,000 or less. An individual may also establish an IRA for his or her spouse if they file a joint return for the taxable year and his or her spouse earns less than the individual does for that year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the couple's combined earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustment) exceed the cut-off point ($25,000 for unmarried, $40,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000 and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000.

An individual may make non-deductible IRA contributions to the extent of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contribution made with respect to the individual.

An individual may not make any contributions to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter. Contributions to a spouse's IRA may not be made for any year in which that spouse reaches age
70 1/2 or for any year thereafter.

TAXATION OF DISTRIBUTIONS. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax including distributions following the owner's death or disability or distribution in the form of an annuity for the life (or life expectancy) of the owner (or the owner and beneficiary), or distributions not in excess of deductible medical expenses or certain distributions to pay health insurance premiums after an extended period of unemployment.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for IRAs are generally the same as described above with respect to Section 403(b) annuity contracts. Certain of these and other provisions are incorporated in a special endorsement attached to IRA Contracts, and reference should be made to that endorsement for its complete terms.

TAX-FREE ROLLOVERS. The Code permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions ARE met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS

PURCHASE PAYMENTS. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $24,000 or 15% of the employee's earned income. Employees of certain small employers may have contributions made to a special kind of SEP (SARSEP) on their behalf on a salary reduction basis if the SARSEP plan was in effect on December 31, 1996. These salary reduction contributions may not exceed $9,500 in 1997, which is indexed for inflation. Employees of tax-exempt organizations and state or local government agencies have never been eligible for the salary reduction type of SEP.

TAXATION OF DISTRIBUTIONS. Generally, distribution payments from SEPs are subject to the same distribution rules described above for IRAs.

REQUIRED DISTRIBUTIONS. SEP distributions are subject to the same minimum required distribution rules described above for IRAs.

TAX-FREE ROLLOVERS. Generally, rollovers and direct transfers may be made to and from SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers to other IRAs, excluding SIMPLE IRAs are also possible. Special rules apply if the rollover is from a SARSEP IRA.

PURCHASE PAYMENTS: Under Section 408(p) of the Code, small employers may establish a type of IRA plan referred to as a Savings Incentive Match Plan for Employees (SIMPLE Plan). An employee may contribute annually through his or her employer a pre-tax salary reduction contribution not to exceed the lesser of $6,000 or 100% of compensation. The employer must annually either (1) match the employee contribution dollar for dollar up to 3% of pay, or (2) make a 2% of pay contribution for each eligible employee regardless of whether the employee makes any salary reduction contribution. In two out of every five years, the employer has the option to reduce the matching contribution as low as 1% of pay but advance notice must be provided to employees.

TAXATION OF DISTRIBUTIONS: Generally, distributions from SIMPLE IRA Plans are subject to the same distribution rules described above for IRAs. However, if an individual withdraws any amount from his SIMPLE IRA Plan within the first two years of his or her commencement of participation in the employer's SIMPLE IRA Plan, the 10% penalty tax for premature distribution, if such tax applies, will be increased to 25%.

REQUIRED DISTRIBUTIONS: SIMPLE distributions are subject to the same minimum distribution rules described above for IRAs.

TAX-FREE ROLLOVERS: Generally, rollovers and direct transfers may be made to and from SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers or transfers to other IRAs, other than SIMPLE IRAs, are also possible but only after the second anniversary of commencement of participation in the employer's SIMPLE IRA Plan.

SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS

PURCHASE PAYMENTS. Under Section 457 of the Code, all individuals who perform services for a state or local government or governmental agency may participate in a deferred compensation program. Other tax-exempt employers may establish unfunded deferred compensation plans under Section 457 for employees and/or independent contractors.

Though not actually a qualified plan as that term is normally used, this type of program allows individuals to defer the receipt of compensation that otherwise would be currently payable and therefore to defer the payment of federal income taxes on such amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 33-1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which would be currently includible in gross income for federal tax purposes.) In addition, during the last three years before an individual attains normal retirement age, additional "catch-up" deferrals are permitted.

The amounts which are deferred may be used by the employer to purchase the Contracts offered by this Prospectus. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The employee has no rights or interest in the Contract and is entitled only to payment in accordance with the EDCP provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.


DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an EDCP prior to separation from service or reaching age 70 1/2, except in cases of severe financial hardship. Hardship distributions are includible in the gross income of the individual in the year in which paid.

REQUIRED DISTRIBUTIONS. The distribution requirements for these qualified plans are generally the same as described above with respect to Section 403(b) annuity contracts. However, if distributions do not commence before the employee's death, the entire interest in the Contract must be distributed within 15 years if the beneficiary is not the employee's surviving spouse.

TAX-FREE TRANSFERS. The Code permits the tax-free direct transfer of EDCP amounts to another EDCP, subject to certain conditions. Any transfer must be with employer consent.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of tax-exempt employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules for private taxable employer deferred compensation plans discussed below. (Unfunded deferred compensation plans of other tax-exempt employers are generally subject to the requirements of Section 457.)

These types of programs allow individuals to defer receipt of up to 100% of compensation which would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts. Purchase payments made by the employer, however are not immediately deductible by the employer, and the employer is currently taxed on any increase in Contract Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

EXCESS DISTRIBUTIONS--15% TAX

Certain persons, particularly those who participate in more than one tax-qualified retirement plan, may be subject to an additional tax of 15% on certain excess aggregate distributions from those plans. In general, excess distributions are taxable distributions from all tax-qualified plans in excess of a specified annual limit for payments made in the form of an annuity (currently, $160,000) or five times the annual limit for lump sum distributions.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.



FINANCIAL STATEMENTS

The financial statements of Fortis Benefits that are included in this Statement of Additional Information should be considered only as bearing on the ability of Fortis Benefits to meet its obligations under the Contracts.

    [to be filed by subsequent post-effective amendment]

APPENDIX A

PERFORMANCE INFORMATION

In advertising and other sales material for the Contracts, yield and total return information for the Subaccounts of the Separate Account may be included. The information below provides investment results for the indicated Subaccounts of the Separate Account. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

YIELD CALCULATIONS

Yield information for the Money Market Subaccount will be based on the seven days ended on a specified date. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account (after the deduction of all asset based charges) having a balance of one Accumulation Unit at the beginning of the period, subtracting a proportionate amount of the annual administrative charge (based on average Contract size), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7), with the resulting yield figure carried to the nearest hundredth of one percent. The seven day yield for the Money Market Subaccount as of December 31, 1996 was ____%.

An effective yield may also be quoted for the Money Market Subaccount. Effective yield is calculated by compounding the current yield as follows:
                                                  365/7
      Effective Yield =  [(Base Period Return + 1)      ] - 1

The seven day effective yield for the Money Market Subaccount as of December 31, 1996 was ____%.

Yield information for the other Subaccounts will be based on the thirty days ended on a specified date and carried to the nearest hundredth of a percent, according to the following formula:

                       A-B      6
                 2 [ ( --- + 1 )  - 1 ]
                       CD

Where: a = net investment income earned during the period by the Portfolio whose shares are owned by the Subaccount.

    b = expenses accrued for the period, including a proportionate amount of the annual administrative charge (based on average Contract size),

    c = the average daily number of Accumulation Units outstanding during the period, and

    d = the offering price per Accumulation Unit at the end of the last day of the period.


The following table sets forth yield figures for the thirty days ended December 31, 1996:

         SUBACCOUNT                                YIELD
         ----------                                -----

    U.S. Government Securities . . . . . . . . . . . . . . . . %
    Diversified Income . . . . . . . . . . . . . . . . . . . . %
    High Yield . . . . . . . . . . . . . . . . . . . . . . . . %
    Global Bond. . . . . . . . . . . . . . . . . . . . . . . . %

TOTAL RETURN CALCULATIONS

Total return information will be given for the one-year and five-year periods ended on a specified date, provided that, if the registration statement has been effective for a Subaccount only during a shorter period, then such shorter period will be used.

AVERAGE ANNUAL TOTAL RETURN

Total average annual compounded rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

                           n
                   P(1 + T)  = CSV

Where: P = a hypothetical initial purchase payment of $1,000,

      T = average annual total return,

      n = number of years, and

      CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period, assuming deduction of a proportionate amount of the annual administrative charge (based on average Contract size).

The following table shows total average annual rates of return for the periods indicated:


                           One Year        Five Year         Commencement of
                           Period Ended    Period Ended      Subaccount (1) to
Subaccount                 Dec. 31, 1996    Dec. 31, 1996(1)  Dec. 31, 1996
----------                 -------------   ----------------- ---------------
Growth Stock
U.S. Government Securities
Diversified Income
Asset Allocation
Global Growth
High Yield
Growth & Income
Aggressive Growth
Global Bond
Global Asset Allocation
International Stock
Value
Blue Chip Stock
S & P 500 Index

---------------------------------
(1) Commencing with effective date of registration statement for Global Growth Subaccount on May 1, 1992, U.S. Government Securities Subaccount on May 1, 1989, High Yield Subaccount, Growth & Income Subaccount and Aggressive Growth Subaccount on May 1, 1994, Global Bond Subaccount, Global Asset Allocation Subaccount, International Stock Subaccount on January 2, 1995, Value Subaccount, Blue Chip Stock Subaccount, and S & P 500 Index Subaccount on January 1, 1996, and for all other Subaccounts on May 2, 1988.

CUMULATIVE TOTAL RETURN

Total cumulative rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

                    CTR = ( CSV - P ) 100
                           ---------
                               P

Where: P = a hypothetical initial purchase payment of $1,000, CTR = cumulative total return, and CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period, assuming deduction of a proportionate amount of the annual administrative charge (based on average Contract size).

The following table shows cumulative total rates of return for the periods indicated:


                           ONE YEAR        FIVE YEAR         COMMENCEMENT OF
                           PERIOD ENDED    PERIOD ENDED      SUBACCOUNT (1) TO
SUBACCOUNT                 DEC. 31, 1996   DEC. 31, 1996(1)    DEC. 31, 1996
----------                 -------------   ----------------  -----------------
Growth Stock
U.S. Government Securities
Diversified Income
Asset Allocation
Global Growth
High Yield
Growth & Income
Aggressive Growth
Global Bond
Global Asset Allocation
International Stock
Value
Blue Chip Stock
S & P 500 Index

-----------------------------
(1) Commencing with effective date of registration statement for Global Growth Subaccount on May 1, 1992, U.S. Government Securities Subaccount on May 1, 1989, High Yield Subaccount, Growth & Income Subaccount and Aggressive Growth Subaccount on May 1, 1994, Global Bond Subaccount, Global Asset Allocation Subaccount, and International Stock Subaccount on January 2, 1995, Value Subaccount, Blue Chip Stock Subaccount, and S & P 500 Index Subaccount on January 1, 1996, and for all other Subaccounts on May 2, 1988.

Yield figures do not reflect any surrender charge, and yield and total return figures do not reflect any premium tax charge. Yield and total return figures do reflect the reimbursement of certain Fortis Series expenses. Current Fixed Account effective annual rates of interest may also be quoted in advertising and other sales materials, and these rates do not reflect any deductions or charges.

Fortis Benefits may advertise its relative performance as compiled by outside organizations. Following is a list of ratings services which may be referred to in advertisements, along with the category in which the applicable Subaccount is included:

                    Global Growth Subaccount

     Rating Service                     Category
     --------------                     --------

     Morningstar Publications, Inc.          international stock
     Lipper Analytical Services, Inc.        global

                    Growth Stock Subaccount

     Morningstar Publications, Inc.          growth
     Lipper Analytical Services, Inc.        capital appreciation

                    Asset Allocation Subaccount

     Morningstar Publications, Inc.          balanced
     Lipper Analytical Services, Inc.        flexible portfolios

                    Diversified Income Account

     Rating Service                     Category
     --------------                     --------

     Morningstar Publications, Inc.          corporate bond
     Lipper Analytical Services, Inc.        general bond

                    U.S. Government Subaccount

     Morningstar Publications, Inc.          U.S. government bond
     Lipper Analytical Services, Inc.        U.S. government

                    Money Market Subaccount

     Morningstar Publications, Inc.          money market
     Lipper Analytical Services, Inc.        money market

                    International Stock Subaccount

     Morningstar Publications, Inc.          international stock
     Lipper Analytical Services, Inc.        international equity

                    Global Asset Allocation Subaccount

     Morningstar Publications, Inc.          balanced
     Lipper Analytical Services, Inc.        global flexible

                    Global Bond Subaccount

     Morningstar Publications, Inc.          international bond
     Lipper Analytical Services, Inc.        world income

                    Aggressive Growth Subaccount

     Morningstar Publications, Inc.          aggressive growth
     Lipper Analytical Services, Inc.        small company growth

                    Growth and Income Subaccount

     Morningstar Publications, Inc.          growth and income
     Lipper Analytical Services, Inc.        growth and income

                    High Yield Subaccount

     Morningstar Publications, Inc.          high yield
     Lipper Analytical Services, Inc.        high current yield

                    Blue Chip Stock Subaccount

     Morningstar Publications, Inc.          growth
     Lipper Analytical Services, Inc.        growth

                    Value Subaccount

     Morningstar Publications, Inc.          growth
     Lipper Analytical Services, Inc.        growth

                    S & P 500 Index Subaccount

     Morningstar Publications, Inc.          growth & income
     Lipper Analytical Services, Inc.        S & P 500 Index


ADDITIONAL PERFORMANCE INFORMATION

Additionally, from time-to-time, the Company may include in advertising the net effective annual yield of an investment in a Contract as compared with the current before-tax and after-tax yield of CD's (insured fixed rate certificates of deposit issued by financial institutions). While the yield may be compared to that of CD's, the yield of a variable Subaccount is not fixed and an investment in a Contract is not FDIC insured.

                                        PART C
                                  OTHER INFORMATION


Item 24. FINANCIAL STATEMENT AND EXHIBITS

    a.   Financial Statements included in Part B:

         The following financial statements of Variable Account D:

         [to be filed by subsequent post-effective amendment]

              Report of Ernst & Young LLP, independent auditors for Variable Account D.

              Statement of Net Assets as of December 31, 1996.

              Statements of Changes in Net Assets for the years ended December 31, 1996, 1995 and 1994.

              Notes to Financial Statements

         The following financial statements of Fortis Benefits Insurance
         Company:  [to be filed by subsequent post-effective amendment]

              Report of Ernst & Young LLP, independent auditors for Fortis Benefits Insurance Company.

              Balance Sheets of Fortis Benefits Insurance Company as of December 31, 1996 and 1995.

              Statements of Income, Statements of Changes in Shareholder's Equity and Statements of Cash Flows of Fortis Benefits Insurance Company for the years ended December 31, 1996, 1995 and 1994.

              Notes to Financial Statements for Fortis Benefits Insurance
              Company.

         There are no financial statements included in Part A.

    b.   Exhibits:

         1. Resolution of the Board of Directors of Fortis Benefits Insurance Company effecting the establishment of Variable Account D (filed as part of the initial filing of this Form N-4 registration statement filed on December 31, 1987).

         2.   Not applicable

         3. (a) Form of Principal Underwriter and Administrative Servicing Agreement (incorporated by reference from Form N-4 registration statement, File No. 33-73986, filed on January 11, 1994).

              (b)  Form of Amendment to Principal Underwriter and
                   Administrative Servicing Agreement (incorporated by reference from Form N-4 registration statement, File No. 33-73986, filed on January 11, 1994).

              (c) Form of Dealer Sales Agreement (filed as a part of Post-Effective Amendment No. 12 to this Form N-4 registration statement filed on December 22, 1994).

         4. (a) Form of Variable Annuity Contract - (filed as a part of Post-Effective Amendment No. 13 to this Form N-4 registration statement filed April 27, 1995).

              (b) Form of IRA Endorsement (filed as part of 1933 Act Pre-Effective Amendment No. 1 to this Form N-4 registration statement filed on April 18, 1988).

              (c) Tax Deferred Annuity Loan Agreement Form (filed as a part of 1933 Act Post Effective Amendment No. 9 to this Form N-4 registration statement filed April 29, 1993).

              (d) Form of Section 403(b) Annuity Endorsement (filed as part of 1933 Act Post-Effective Amendment No. 3 to this Form N-4 registration statement filed on March 1, 1990).

              (e) Nursing Care/Hospitalization Waiver of Surrender Charge Rider - (filed as a part of Post-Effective Amendment No. 13 to this Form N-1 registration statement filed April 27,
                   1995).

              (f) Enhanced Death Benefit Rider (incorporated by reference from Form N-4 Registration Statement filed by Fortis Benefits and its Variable Account D contemporaneously herewith, File No. 33-37577.)

         5. (a) Form of Application for Variable Annuity Contract (including telephone authorization form)(filed as a part of 1933 Act Post-Effective Amendment No. 6 to this Form N-4 registration statement filed on March 2, 1992).

              (b) Annuity Contract Exchange Form (filed as part of 1933 Act Pre-Effective Amendment No. 1 to this Form N-4 registration statement filed on April 18, 1988).

         6. (a) Articles of Incorporation of depositor (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on March 17, 1986, File No. 33-03919).

              (b) By-laws of depositor (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on March 17, 1986, File No. 33-03919).

              (c) Certificate of Amendment to Articles of Incorporation and By-laws of depositor dated November 21, 1991 (filed as a part of 1933 Act Post-Effective Amendment No 6 to this Form N-4 registration statement filed on March 2, 1992).

         7.   None.

         8.   None.

         9. Opinion and consent of John W. Norton, Esq, as to the legality of the securities being registered (filed as part of 1933 Act Post-Effective Amendment No. 2 to this Form N-4 registration statement filed on April 28, 1989).

         10. (a) Consent of Ernst & Young LLP. [to be filed by subsequent post-effective amendment]

              (b) Power of Attorney for Messrs. Freedman, Mackin, Keller and Pollock (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on December 17, 1993, File No. 33-73138).

         11. Financial Statement Schedules. [to be filed by subsequent post-effective amendment]

         12.  Not applicable.

         13. Schedules of computation of each performance quotation provided in the registration statement pursuant to Item 21. [to be filed by subsequent post-effective amendment]

         14. Financial Data Schedule -- not applicable as to financials included for Fortis Benefits Insurance Company since those financials were previously filed but filed herewith as to financials for Separate Account D. [to be filed by subsequent post-effective amendment]

Item 25. DIRECTORS AND OFFICERS OF FORTIS BENEFITS

    The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of Fortis Benefits are listed below.

    Name and Principal
     Business Address                       Offices with Depositor
    ------------------                      ----------------------

    Officer-Director
    ----------------

    Robert Brian Pollock (4)                President and Chief
                                            Executive Officer

    Thomas Michael Keller (5)               President--Fortis
                                            Healthcare

    Dean C. Kopperud (1)                    President--Fortis
                                            Financial Group

    Other Directors
    ---------------

    Allen Royal Freedman (2)                Chairman of the Board

    Henry Carroll Mackin (2)

    Arie Aristide Fakkert (3)


    Other Officers
    --------------

    Michael John Peninger (4)               Senior Vice President-
                                            Chief Financial Officer

    Peggy L. Ettestad (1)                   Senior Vice President - Life
                                            Operations

    Rhonda J. Schwartz (1)                  Vice President and
                                            General Counsel -- Life
                                            and Investment Products

    Jon H. Nicholson (1)                    Senior Vice President -
                                            Annuities

------------------------------

(1) Address:  Fortis Benefits Insurance Company, P. O. Box 64271, St. Paul, MN
              55164.

(2) Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(3) Address:  Fortis AMEV, Archmideslaan 10, 3584 BA Utrecht, The Netherlands.

(4) Address:  2323 Grand Avenue, Kansas City, MO 64108.

(5) Address:  515 West Wells, Milwaukee, WI 53201.


Item 26. PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
         REGISTRANT

    Variable Accounts C and D of Fortis Benefits Insurance Company are separate accounts of Fortis Benefits. These separate accounts, certain separate accounts assumed from St. Paul Life Insurance Company, and Fortis Series Fund, Inc. may be deemed to be controlled by Fortis Benefits, although Fortis Benefits follows voting instructions of variable insurance contract owners with respect to voting on certain important matters in connection with these entities. All of these entities are created under Minnesota law and are the funding media for variable life insurance and annuity contracts issued or assumed by Fortis Benefits.

    The chart indicating the persons controlled by or under common control with Fortis Benefits is hereby incorporated by reference from the response to Item 26 in Post-Effective Amendment No. 24 to the Form N-4 registration statement of Fortis Benefits and its Variable Account D filed on April 28, 1994, File No. 33-37577. Fortis Benefits has no subsidiaries.

Item 27.      NUMBER OF CONTRACT OWNERS

    As of March 31, 1997 there were      [to be filed by subsequent post-
                                    -----
effective amendment] Contract owners.


Item 28. INDEMNIFICATION

    Pursuant to the Principal Underwriter and Administrative Servicing
Agreement filed as Exhibit 3(a) and (b) to this Registration Statement and incorporated by this reference, Fortis Benefits has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, unless the misstatement or omission was based on information supplied by Fortis Investors; provided, however, that no such indemnity will be made to Fortis Investors or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Fortis Investors. Pursuant to the Principal Underwriter and Servicing Agreement, Fortis Investors has agreed to indemnify Variable Account D, Fortis Benefits, and each of its officers, directors and controlling persons for damages and expenses (1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, if the misstatement or omission was based on information furnished by Fortis Investors or (2) otherwise arising out of Fortis Investors' negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3 (c) and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Contracts agree to indemnify Fortis Benefits, Fortis Investors, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

    Also, Fortis Benefit's By-Laws (see Article VI, Section 5 thereof, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of Fortis Benefit's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses in a civil proceeding if it appears that the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in, or not opposed to, the best interests of Fortis Benefits and if such person has received no improper personal benefit, or in a criminal proceeding if the person seeking indemnification also has no reasonable cause of believe his conduct was unlawful.

    Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Fortis Benefits or the Separate Account pursuant to the foregoing provisions, or otherwise, Fortis Benefits and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Fortis Benefits of expenses incurred or paid by a director, officer or controlling person of Fortis Benefits or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, Fortis Benefits will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. PRINCIPAL UNDERWRITERS

    (a) Fortis Investors, Inc. is the principal underwriter for Variable Account D. Fortis Investors, Inc. also acts as the principal underwriter for the following registered investment companies (in addition to Variable Account D and Fortis Series Fund, Inc.):
         Variable Account C of Fortis Benefits, Variable Account A of First Fortis Life Insurance Company, Fortis Advantage Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis Fiduciary Fund, Inc., Fortis Tax-Free Portfolios, Inc., Fortis Money Portfolios, Inc., Fortis Income Portfolios, Inc., Fortis Worldwide Portfolios, Inc., and Special Portfolios, Inc.

    (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Fortis Investors,
         Inc.:

    Name and Principal                      Positions and Offices
     Business Address                          with Underwriter
    ------------------                      ---------------------

    Robert W. Beltz, Jr.*                   Vice President

    Mark C. Cadalbert*                      Compliance Officer

    Tamara L. Fagely*                       Fund Accounting Officer

    Thomas D. Gualdoni*                     Vice President

    Joanne M. Herron*                       Assistant Treasurer

    John E. Hite*                           Assistant Secretary and
                                            2nd Vice President

    Carol M. Houghtby*                      2nd Vice President
                                            and Treasurer

    Dean C. Kopperud*                       President and Director

    Scott R. Plummer*                       2nd Vice President &
                                            Corporate Counsel

------------------------
*   Address:  500 Bielenberg Drive, Woodbury, Mn 55125.

    (c)   None

Item 30. LOCATION OF ACCOUNTS AND RECORDS

    The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 thereunder are maintained by Fortis Benefits Insurance Company, Fortis Investors, Inc. and Fortis Advisers, Inc., at 500 Bielenberg Drive, Woodbury, Minnesota 55125.

Item 31. MANAGEMENT SERVICES

    None.

Item 32. UNDERTAKINGS

    The Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

    (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) that the fees and charges imposed under the provisions of the Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services to be rendered by the Registrant associated with the Contracts, the expenses to be incurred by the Registrant associated with the Contracts, and the risks assumed by the Registrant associated with the Contracts.

    The Registrant intends to rely on the no-action response dated November 28, 1988 from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs
(1) - (4) thereof.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amended Registration Statement to be signed on its behalf in the City of St. Paul, State of Minnesota on this 15th day of February, 1997.


                             VARIABLE ACCOUNT D OF
                             FORTIS BENEFITS INSURANCE COMPANY
                             (Registrant)

                             By: FORTIS BENEFITS INSURANCE COMPANY

                             By: /s/ Robert Brian Pollock
                                 -----------------------------------
                                  Robert Brian Pollock, President

                             FORTIS BENEFITS INSURANCE COMPANY

                             By: /s/ Robert Brian Pollock
                                 -----------------------------------
                                  Robert Brian Pollock, President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons, in the capacities indicated, on February 15, 1997.

Signature                                   Title With Fortis Benefits
---------                                   --------------------------


*                                           Chairman of the Board
 ------------------------
 Allen R. Freedman

*                                           Director
 ------------------------
 Henry Carrol Mackin

*                                           Director
 ------------------------
 Thomas Michael Keller

                                            Director
-------------------------
 Arie Aristide Fakkert

/s/ Dean C. Kopperud                        Director
-------------------------
 Dean C. Kopperud

/s/ Robert Brian Pollock                    President and Director
-------------------------                   (Chief Executive Officer)
 Robert Brian Pollock

/s/ Michael John Peninger                   Senior Vice President, Controller
-------------------------                   and Treasurer (Principal
 Michael John Peninger                      Accounting Officer and
                                            Principal Financial Officer)

*By:/s/ Robert Brian Pollock
    -------------------------
    Robert Brian Pollock
    Attorney-in-Fact

                                    Exhibit Index


Exhibit No.
-----------


None